Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2019 (Unaudited)

ASSET BACKED SECURITIES - 1.3%	Coupon	Maturity	Principal Amount	Fair Value
CAL Funding II Ltd. (a)(b)	3.620%	06/25/42	$581,250	$589,428
CLI Funding LLC	2.830%	03/18/28	330,000	328,255
Cronos Containers Program Ltd.	3.270%	11/18/29	462,963	463,586
Global SC Finance II SRL (b)	2.980%	04/17/28	412,083	412,019
Master Credit Card Trust	2.260%	01/21/20	2,000,000	2,000,231
SBA Tower Trust (b)	3.448%	03/15/23	1,250,000	1,287,043
SBA Tower Trust	2.836%	01/15/25	282,000	280,828
SolarCity LMC Series I LLC (b)	4.800%	12/21/26	533,244	563,960
SolarCity LMC Series IV LLC (b)	4.180%	08/21/45	220,093	223,252
Spruce ABS Trust (c)	4.320%	06/15/28	196,605	198,447
Textainer Marine Containers Ltd.	3.720%	05/20/42	585,711	585,825
Wendy's Funding LLC (b)	3.783%	06/15/49	389,025	396,669
TOTAL ASSET BACKED SECURITIES (COST $7,238,337)				$7,329,543

MUNICIPAL BONDS - 1.4%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,299,230
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	603,942
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,012,250
Findlay City School District	6.250%	12/01/37	270,000	271,787
Houston Independent School District	6.168%	02/15/34	1,000,000	1,003,730
Massachusetts St.	3.277%	06/01/46	1,500,000	1,540,185
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	220,000	222,277
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	160,000	168,397
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	145,834	145,529
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,267,712
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	695,000	698,399
TOTAL MUNICIPAL BONDS (COST $8,050,411)				$8,233,438

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.3%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	$580,028	$614,598
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	435,929
Southwest Airlines Co.	2.650%	11/05/20	680,000	683,672
				1,734,199
AUTO PARTS - 0.3%
American Honda Finance Corp.	3.550%	01/12/24	357,000	378,225
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,535,065
				1,913,290
BANKS - 5.0%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	499,909
Bank of America Corp.	2.151%	11/09/20	1,000,000	1,000,102
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,019,839
Bank of America Corp.	3.300%	01/11/23	500,000	516,584
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,026,618
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,066,918
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,112,380
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	1,001,777
Citigroup, Inc.	4.500%	01/14/22	1,250,000	1,314,030
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,058,868
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,858,366
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,501,361
Discover Bank/Greenwood DE	4.200%	08/08/23	1,255,000	1,334,166
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,317,650
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,384,051
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	519,660
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,550,399
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,654,521
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,261,400
National Australia Bank, New York Branch	3.625%	06/20/23	1,500,000	1,577,563
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,349,202
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,255,553
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,573,740
				28,754,657
BIOTECHNOLOGY - 0.5%
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,007,212
Celgene Corp.	2.875%	08/15/20	1,250,000	1,256,894
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	535,913
				2,800,019

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BUILDING MATERIALS - 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	$1,250,000	$1,297,550

BUILDING MATERIALS & SERVICES - 0.1%
NVR, Inc.	3.950%	09/15/22	500,000	521,448

BUILDING PRODUCTS - 0.3%
Masco Corp.	3.500%	04/01/21	482,000	488,623
Owens Corning	4.200%	12/01/24	1,000,000	1,052,655
Owens Corning	3.950%	08/15/29	300,000	305,031
				1,846,309
CAPITAL MARKETS - 1.4%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,005,000
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	1,001,857
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,231,814
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,548,328
Morgan Stanley	3.125%	07/27/26	2,000,000	2,061,211
State Street Corp.	7.350%	06/15/26	1,000,000	1,281,813
				8,130,023
CHEMICALS - 1.0%
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,657,670
Ecolab, Inc.	5.500%	12/08/41	150,000	201,745
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,400,888
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	299,114
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	505,625
Nutrien Ltd.	5.875%	12/01/36	840,000	1,008,912
Solvay Finance S.A.	4.450%	12/03/25	460,000	494,400
				5,568,354
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,126,995

CONSUMER FINANCE - 0.8%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,005,146
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,032,677
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,002,486
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,254,537
				4,294,846

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 0.8%
Conservation Fund, Series 2019	3.474%	12/15/29	$535,000	$544,112
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,530,800
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,655,605
Low Income Investment Fund	3.386%	07/01/26	115,000	117,288
				4,847,805
CONTAINERS & PACKAGING - 0.5%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,268,584
Newell Rubbermaid, Inc.	3.850%	04/01/23	122,000	125,587
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,253,205
				2,647,376
DIVERSIFIED FINANCIAL SERVICES - 1.3%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,051,405
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,064,904
GATX Corp.	2.600%	03/30/20	897,000	897,845
GATX Corp.	4.350%	02/15/24	300,000	320,878
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,116,669
Moody's Corp.	5.500%	09/01/20	1,000,000	1,029,265
MSCI, Inc. (b)	5.750%	08/15/25	500,000	524,375
S&P Global, Inc.	3.300%	08/14/20	750,000	757,180
S&P Global, Inc.	4.000%	06/15/25	500,000	544,820
				7,307,341
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	4.100%	02/15/28	507,000	548,086
AT&T, Inc.	5.250%	03/01/37	500,000	588,457
AT&T, Inc.	4.750%	05/15/46	1,000,000	1,108,966
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,097,365
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,649,773
				4,992,647
EDUCATION - 1.2%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,749,713
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,674,578
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,215,665
				6,639,956
ELECTRIC UTILITIES - 3.5%
Caledonia Generating LLC (b)	1.950%	02/28/22	267,746	267,126
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,029,271
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,321,740

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 3.5% (Continued)
Enel Finance International N.V.	2.650%	09/10/24	$1,250,000	$1,251,341
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,441,275
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,033,186
Interstate Power & Light	3.600%	04/01/29	1,250,000	1,340,429
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,991,713
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,208,477
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,652,991
Pacificorp	8.080%	10/14/22	500,000	576,225
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	507,314
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,421,953
Public Service Colorado	3.700%	06/15/28	1,750,000	1,933,291
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	976,570
Southern California Edison	4.050%	03/15/42	1,165,000	1,238,717
				20,191,619
ELECTRICAL EQUIPMENT - 0.4%
Johnson Controls, Inc.	3.750%	12/01/21	14,000	14,321
Legrand S.A.	8.500%	02/15/25	1,000,000	1,282,608
Thomas & Betts Corp.	5.625%	11/15/21	720,000	771,841
				2,068,770
FOOD & STAPLES RETAILING - 0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)(c)	7.820%	01/02/20	2,927	2,965
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	940,987	1,078,173
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,082,379
				2,163,517
FOOD PRODUCTS - 2.2%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,263,524
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,590,199
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,578,592
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,615,727
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,312,381
Kellogg Co.	2.650%	12/01/23	1,250,000	1,268,767
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,658,182
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,008,681
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,450,372
				12,746,425
GAS UTILITIES - 0.3%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,496,043

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GAS UTILITIES - 0.3% (Continued)
Indiana Gas Co., Inc.	6.550%	06/30/28	$250,000	$310,040
				1,806,083
HEALTH CARE PROVIDERS & SERVICES - 0.7%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,351,669
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,580,009
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,000,701
				3,932,379
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,033,362
Marriott International, Inc.	3.600%	04/15/24	727,000	762,849
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,007,306
				2,803,517
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	147,006	146,849
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	379,191	383,950
Solar Star Funding LLC (b)	3.950%	06/30/35	301,169	302,169
Solar Star Funding LLC (b)	5.375%	06/30/35	460,199	506,573
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	626,212	665,652
Topaz Solar Farms LLC (b)	4.875%	09/30/39	272,988	283,908
Topaz Solar Farms LLC (b)	5.750%	09/30/39	639,602	713,156
				3,002,257
INDUSTRIAL CONGLOMERATES - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	504,081
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	799,857
				1,303,938
INSURANCE - 3.8%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,144,262
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,320,709
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,507,403
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,555,394
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	778,021
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,081,055
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,304,566
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,274,338
Kemper Corp.	4.350%	02/15/25	1,250,000	1,320,636
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,113,028
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,075,883

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.8% (Continued)
Met Life Global Funding	3.600%	01/11/24	$1,750,000	$1,850,115
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,035,604
Principal Financial Group, Inc., CV	3.700%	05/15/29	625,000	673,126
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	538,825
Reinsurance Group of America, Inc., CV	3.900%	05/15/29	1,000,000	1,064,008
RLI Corp.	4.875%	09/15/23	1,000,000	1,073,437
Sammons Financial Group, Inc.	4.450%	05/12/27	800,000	830,415
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,333,092
				21,873,917
IT SERVICES - 0.7%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,015,299
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,002,665
IBM Corp.	3.300%	05/15/26	1,000,000	1,054,521
Xerox Corp.	4.070%	03/17/22	750,000	761,250
				3,833,735
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,313,671

MACHINERY - 0.4%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,166,875
Pall Corp.	5.000%	06/15/20	1,000,000	1,018,928
				2,185,803
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	607,060
Discovery Communications, Inc.	2.800%	06/15/20	1,000,000	1,003,419
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	492,024
				2,102,503
METALS & MINING - 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,037,806
Nucor Corp.	4.125%	09/15/22	665,000	699,384
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,167,331
				2,904,521
MULTI-LINE RETAIL - 0.0% (d)
Macy's Retail Holdings, Inc.	9.500%	04/15/21	180,000	187,909

MULTI-UTILITIES - 1.3%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,855,444
Duke Energy LLC	3.450%	03/15/29	1,250,000	1,349,139

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MULTI-UTILITIES - 1.3% (Continued)
Oneok Partners, L.P.	4.900%	03/15/25	$1,042,000	$1,145,837
Puget Energy, Inc.	5.625%	07/15/22	750,000	802,185
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,165,404
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,270,427
				7,588,436
OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,363,121

PAPER & FOREST PRODUCTS - 0.3%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	859,400
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	760,507
				1,619,907
PHARMACEUTICALS - 0.6%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	1,002,272
AstraZeneca Wilmington	7.000%	11/15/23	1,100,000	1,292,674
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,231,735
				3,526,681
PIPELINES - 0.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	854,785
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,076,582
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,083,713
				3,015,080
PROFESSIONAL SERVICES - 0.2%
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,011,550

PUBLISHING - 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,200,000	1,243,184

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,601,104
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,418,926
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,304,953
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,401,052
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,050,854
Vornado Realty, L.P.	3.500%	01/15/25	567,000	585,403
				7,362,292

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ROAD & RAIL - 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	$66,207	$66,987
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,345,350
Kansas City Southern	2.350%	05/15/20	500,000	500,094
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,200,524
Norfolk Southern Corp.	4.150%	02/28/48	500,000	564,123
Ryder System, Inc.	2.650%	03/02/20	455,000	455,576
Ryder System, Inc.	2.500%	05/11/20	795,000	796,366
TTX Co. (b)	2.600%	06/15/20	1,000,000	1,002,311
TTX Co.	4.600%	02/01/49	280,000	344,585
				6,275,916
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Intel Corp.	3.734%	12/08/47	1,361,000	1,517,769
KLA-Tencor Corp.	3.375%	11/01/19	600,000	600,206
KLA-Tencor Corp.	4.125%	11/01/21	500,000	516,777
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,001,549
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	514,699
				4,151,000
SHIPPING - 0.1%
FedEx Corp.	3.400%	01/14/22	500,000	512,660

SOFTWARE - 0.5%
Microsoft Corp.	4.450%	11/03/45	2,000,000	2,525,739

SPECIALTY RETAIL - 0.6%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	419,396
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	1,037,168
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,128,205
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,037,684
				3,622,453
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,286,808
Apple, Inc.	3.000%	06/20/27	1,000,000	1,051,486
Seagate HDD Cayman	4.250%	03/01/22	107,000	110,498
				2,448,792

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	$500,000	$526,250

TRANSPORTATION SERVICES - 0.4%
ERAC USA Finance LLC	2.700%	11/01/23	1,250,000	1,265,733
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	500,106
Penske Truck Leasing	3.450%	07/01/24	500,000	519,615
				2,285,454

TOTAL CORPORATE BONDS (COST $204,262,073)				$217,921,894

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	$850,000	$843,926
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	980,000	965,651
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	1,650,000	1,656,089
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	950,000	954,104
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	980,000	976,637
TOTAL CORPORATE NOTES (COST $5,410,000)				$5,396,407

FOREIGN GOVERNMENTS - 8.4%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.3%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$325,000	$330,284
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,498,731
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,503,721
BNG Bank N.V. (b)	3.125%	11/08/21	1,500,000	1,541,616
Export Development Canada	1.625%	06/01/20	700,000	698,452
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,248,837
KFW	1.875%	11/30/20	1,000,000	1,000,577
KFW	2.000%	11/30/21	1,000,000	1,006,817
KFW	2.000%	09/29/22	1,500,000	1,515,599
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	994,103
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,021,106
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,501,695
Korea East-West Power Co.	3.875%	07/19/23	147,000	155,235

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 8.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.3% (Continued)
Municipality Finance plc (b)	1.375%	09/21/21	$1,000,000	$991,893
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,006,260
Nederlandse Waterschapsbank N.V.	2.125%	11/15/21	1,500,000	1,510,425
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	166,800	168,468
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	999,349
				18,693,168
SUPRANATIONAL - 5.1%
African Development Bank	3.000%	12/06/21	1,000,000	1,027,530
Asian Development Bank	2.125%	03/19/25	1,000,000	1,024,530
Asian Development Bank	3.125%	09/26/28	1,000,000	1,114,168
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,503,915
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,248,200
European Investment Bank	2.500%	10/15/24	1,000,000	1,041,503
European Investment Bank	2.875%	06/13/25	1,000,000	1,065,796
European Investment Bank	2.125%	04/13/26	1,000,000	1,029,093
European Investment Bank	2.375%	05/24/27	1,000,000	1,047,960
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,077,765
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,152,231
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	512,309
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,084,118
International Development Association (b)	2.750%	04/24/23	5,000,000	5,187,238
International Finance Corp., Series GMTN	1.750%	03/30/20	3,456,000	3,451,085
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,022,544
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,009,956
				29,599,941

TOTAL FOREIGN GOVERNMENTS (COST $46,334,821)				$48,293,109

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$937,425	$961,826

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	$993,930	$1,006,055
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,046,810
Total Commercial Mortgage-Backed Securities (Cost $3,097,781)				$3,014,691

U.S. GOVERNMENT AGENCIES - 44.5%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 4.5%
FHLB	3.375%	06/12/20	$1,000,000	$1,010,377
FHLB	5.500%	07/15/36	17,120,000	24,892,051
				25,902,428
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.9%
FHLMC	5.000%	12/01/21	28,533	29,520
FHLMC	2.375%	01/13/22	8,460,000	8,590,270
FHLMC	5.500%	04/01/22	16,254	16,567
FHLMC	4.000%	11/01/24	232,266	241,790
FHLMC	4.000%	10/01/25	107,628	112,225
FHLMC	2.875%	04/25/26	3,000,000	3,158,616
FHLMC	6.000%	04/01/27	98,531	108,916
FHLMC	2.500%	10/01/27	636,379	643,055
FHLMC	7.000%	02/01/30	19,424	19,451
FHLMC	7.500%	07/01/30	131,294	149,445
FHLMC	7.000%	03/01/31	48,614	56,188
FHLMC	6.250%	07/15/32	15,050,000	22,216,313
FHLMC	3.000%	11/01/32	838,900	865,335
FHLMC	3.000%	11/01/32	1,199,624	1,237,334
FHLMC	5.500%	11/01/33	45,615	51,536
FHLMC (H15T1Y + 2.231)	4.731%	05/01/34	60,805	64,262
FHLMC (H15T1Y + 2.231)	4.731%	05/01/34	18,712	19,545
FHLMC	5.000%	07/01/35	90,377	99,811
FHLMC	4.500%	10/01/35	158,418	171,636
FHLMC	5.500%	03/01/36	44,958	50,873
FHLMC	5.500%	06/01/36	59,499	67,327
FHLMC	6.000%	06/01/36	48,459	53,920
FHLMC	5.500%	12/01/36	51,249	57,925
FHLMC	6.000%	08/01/37	30,218	34,721
FHLMC	5.000%	03/01/38	263,598	291,376

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.9% (Continued)
FHLMC	4.500%	06/01/39	$305,140	$330,826
FHLMC	5.000%	06/01/39	430,975	476,161
FHLMC	4.500%	07/01/39	320,333	347,218
FHLMC	4.500%	11/01/39	292,499	317,051
FHLMC	4.500%	09/01/40	482,803	523,360
FHLMC	4.500%	05/01/41	931,739	1,010,232
FHLMC	4.500%	07/01/41	954,074	1,033,953
FHLMC	5.000%	09/01/41	396,223	437,101
FHLMC	3.500%	10/01/41	627,311	659,210
FHLMC	4.000%	10/01/41	497,477	531,781
FHLMC	3.500%	02/01/42	926,303	973,487
FHLMC	4.000%	02/01/42	268,439	286,962
FHLMC	3.500%	06/01/42	1,100,741	1,156,765
FHLMC	3.500%	06/01/42	1,047,062	1,100,411
FHLMC	3.500%	08/01/42	1,139,208	1,197,121
FHLMC	3.000%	11/01/42	1,858,603	1,916,257
FHLMC	3.000%	01/01/43	1,116,719	1,151,352
FHLMC	3.000%	05/01/43	1,585,918	1,634,902
FHLMC	3.500%	10/01/44	1,382,258	1,443,521
FHLMC	3.500%	11/01/44	1,254,694	1,309,918
FHLMC	3.500%	04/01/45	1,514,111	1,578,049
FHLMC	3.000%	05/01/46	2,211,840	2,266,635
FHLMC	3.000%	12/01/46	3,919,518	4,016,924
FHLMC	3.500%	03/01/48	4,385,884	4,610,882
FHLMC	3.500%	03/01/49	4,360,124	4,486,343
FHLMC	3.500%	07/01/49	6,372,229	6,537,668
				79,742,047
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.1%
FNMA	7.000%	11/01/19	4	4
FNMA	7.000%	11/01/19	27	27
FNMA	3.500%	07/01/20	21,402	22,124
FNMA	1.875%	04/05/22	9,500,000	9,564,695
FNMA	5.500%	06/01/22	29,481	30,189
FNMA	2.890%	07/01/22	2,322,323	2,360,773
FNMA	2.000%	10/05/22	3,500,000	3,535,549
FNMA	2.190%	01/01/23	1,934,442	1,948,335

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.1% (Continued)
FNMA	2.375%	01/19/23	$4,500,000	$4,611,841
FNMA	2.670%	12/01/23	2,381,793	2,451,687
FNMA	2.646%	07/25/24	3,000,000	3,078,232
FNMA	2.625%	09/06/24	5,750,000	6,024,304
FNMA	2.890%	12/01/24	4,000,000	4,153,918
FNMA	3.080%	12/01/24	2,289,995	2,410,049
FNMA	2.710%	01/01/25	4,500,000	4,635,278
FNMA	5.000%	04/01/25	68,445	73,180
FNMA	5.000%	07/01/25	53,102	56,807
FNMA	3.500%	10/01/25	117,332	121,305
FNMA	5.000%	10/01/25	71,816	76,820
FNMA	5.500%	11/01/25	21	23
FNMA	4.000%	03/01/26	439,091	458,929
FNMA	2.910%	04/01/26	3,000,000	3,146,859
FNMA	2.125%	04/24/26	2,000,000	2,057,007
FNMA	8.500%	09/01/26	9,825	9,881
FNMA	2.894%	09/25/26	769,655	784,094
FNMA	2.746%	04/25/27	949,983	975,593
FNMA	2.500%	09/01/27	760,917	768,486
FNMA	2.500%	11/01/27	1,120,198	1,131,356
FNMA	3.044%	11/25/27	1,298,213	1,360,921
FNMA	2.500%	01/01/28	758,619	766,169
FNMA	3.325%	06/25/28	2,000,000	2,166,056
FNMA	6.625%	11/15/30	8,300,000	12,155,058
FNMA	2.000%	01/01/32	2,599,277	2,578,357
FNMA	3.000%	12/01/32	1,227,720	1,265,753
FNMA	6.000%	10/01/33	38,622	44,424
FNMA	5.500%	02/01/34	48,569	54,868
FNMA (12MO LIBOR + 1.645)	4.520%	05/01/34	13,456	13,950
FNMA (H15T1Y + 2.205)	4.702%	05/01/34	35,200	37,061
FNMA	6.000%	11/01/34	107,710	123,949
FNMA	5.500%	01/01/35	62,052	70,012
FNMA	5.000%	10/01/35	91,111	100,499
FNMA	5.500%	10/01/35	121,154	137,002
FNMA	6.000%	10/01/35	63,080	72,572
FNMA	5.500%	06/01/36	35,549	40,071
FNMA	6.000%	06/01/36	33,881	38,922

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.1% (Continued)
FNMA	5.500%	11/01/36	$41,978	$47,265
FNMA (12MO LIBOR + 1.631)	4.576%	05/01/37	28,022	29,038
FNMA	5.625%	07/15/37	2,750,000	4,068,878
FNMA	4.500%	09/01/40	285,807	309,647
FNMA	4.500%	10/01/40	290,821	315,086
FNMA	4.000%	12/01/40	758,033	809,738
FNMA	4.000%	01/01/41	504,348	538,634
FNMA	3.500%	02/01/41	764,689	803,118
FNMA	4.000%	10/01/41	429,805	459,113
FNMA	4.000%	11/01/41	434,734	464,456
FNMA	4.000%	12/01/41	1,090,915	1,165,584
FNMA	4.000%	12/01/41	574,128	613,300
FNMA	4.000%	01/01/42	1,324,017	1,414,525
FNMA	3.500%	05/01/42	919,158	965,327
FNMA	3.000%	06/01/42	1,526,767	1,573,293
FNMA	3.000%	08/01/42	1,282,897	1,322,005
FNMA	3.000%	08/01/42	1,325,331	1,365,651
FNMA	3.500%	12/01/42	1,438,438	1,510,962
FNMA	3.000%	06/01/43	1,321,348	1,361,610
FNMA	4.000%	12/01/44	1,775,949	1,901,284
FNMA	3.500%	05/01/45	1,784,311	1,878,516
FNMA	3.000%	04/01/46	2,164,233	2,216,605
FNMA	3.500%	11/01/46	3,411,954	3,554,010
FNMA	4.000%	10/01/48	4,122,243	4,289,239
FNMA	4.000%	11/01/48	4,532,284	4,857,474
FNMA	3.500%	05/01/49	3,799,027	3,900,908
FNMA	4.000%	06/01/49	4,802,823	4,986,060
FNMA	3.000%	09/01/49	4,982,786	5,058,753
FNMA	3.000%	09/01/49	4,983,884	5,059,868
				132,352,936
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
GNMA	7.000%	12/20/30	17,268	19,859
GNMA	7.000%	10/20/31	12,743	14,963
GNMA	7.000%	03/20/32	47,582	56,285
GNMA	3.375%	01/20/34	38,948	40,497
GNMA	5.500%	10/20/38	9,843	10,367
GNMA	6.500%	11/20/38	7,061	7,702

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1% (Continued)
GNMA	2.250%	04/16/42	$274,613	$273,716
				423,389
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.8%
OPIC	0.000%	06/21/23	1,000,000	1,012,800
OPIC	3.280%	09/15/29	1,030,207	1,092,116
OPIC	3.540%	06/15/30	632,361	681,367
OPIC	3.520%	09/20/32	928,571	1,006,125
OPIC	3.820%	06/01/33	887,830	996,555
				4,788,963
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 265)	2.600%	02/25/32	191,444	190,517

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 1.9%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,001,797
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,038,064
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,991,945
Iraq Aid	2.149%	01/18/22	1,500,000	1,514,099
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,546,673
				11,092,578
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,008,974

TOTAL U.S. GOVERNMENT AGENCIES (COST $243,922,400)				$255,501,832

MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (e) (COST $23,799,639)	23,799,639	$23,799,639

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.6%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Shares (COST $4,199,236)	530,984	$3,546,972

TOTAL INVESTMENTS - (COST $546,314,698) - 99.8%		$573,037,525

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		1,051,984

NET ASSETS - 100.0%		$574,089,509

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2019, these securities were valued at $47,131,573 or 8.2% of net assets.
(c)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Ahold Finance U.S.A., LLC, Series 2000-1, CV, 7.820%,01/02/20	04/12/12	$2,938	$2,965	0.0	%(d)

Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	850,000	843,926	0.1%

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	980,000	965,651	0.2%

Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,656,089	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	954,104	0.1%

Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	976,637	0.2%

Spruce ABS Trust, 4.320%, 06/15/28	06/17/16	196,583	198,447	0.0	%(d)
		$5,609,521	$5,597,819	0.9%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.

plc - Public Liability Company
CV - Convertible Security
T	- U.S. Treasury Note
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR	- London Interbank Offered Rate
GMTN	- Global Medium-Term Note

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2019 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Fair Value
AUSTRALIA - 4.4%
BANKS - 1.6%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$117,313
Australia & New Zealand Banking Group Ltd. - ADR	36,061	692,732
Commonwealth Bank of Australia (a)	21,512	1,173,460
Commonwealth Bank of Australia - ADR	1,887	102,879
National Australia Bank Ltd. (a)	12,131	243,228
National Australia Bank Ltd. - ADR	63,688	641,338
Westpac Banking Corp. (a)	4,794	95,748
Westpac Banking Corp. - ADR	68,899	1,377,291
		4,443,989
BIOTECHNOLOGY - 0.5%
CSL Ltd. (a)	3,640	575,524
CSL Ltd. - ADR	10,704	848,720
		1,424,244
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd. (a)	7,209	639,018
Macquarie Group Ltd. - ADR	2,747	243,082
		882,100
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Challenger Ltd.	32,560	161,965

FOOD & STAPLES RETAILING - 0.5%
Wesfarmers Ltd. (a)	22,877	614,652
Woolworths Group Ltd. (a)	27,413	689,806
		1,304,458
GAS UTILITIES - 0.1%
APA Group (a)	53,069	411,010

INSURANCE - 0.2%
Suncorp Group Ltd. (b)	44,813	412,863

METALS & MINING - 0.4%
BlueScope Steel Ltd. (a)	41,286	335,339
Fortescue Metals Group Ltd. (a)	112,767	671,209
		1,006,548
OIL, GAS & CONSUMABLE FUELS - 0.4%
Caltex Australia Ltd. (a)	17,687	314,270

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
AUSTRALIA - 4.4% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.4% (Continued)
Origin Energy Ltd. (a)	57,852	$311,596
Woodside Petroleum Ltd. (a)	18,241	398,511
Woodside Petroleum Ltd. - ADR	5,235	113,914
		1,138,291
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
LendLease Group (a)	19,196	227,680

TRANSPORTATION INFRASTRUCTURE - 0.2%
Transurban Group (a)	62,866	624,096

TOTAL AUSTRALIA		12,037,244

AUSTRIA - 0.4%
BANKS - 0.2%
Erste Group Bank AG (a)	5,112	168,963
Erste Group Bank AG - ADR	12,078	199,045
		368,008
OIL, GAS & CONSUMABLE FUELS - 0.2%
OMV AG (a)	11,535	618,307

TOTAL AUSTRIA		986,315

BELGIUM - 0.2%
PHARMACEUTICALS - 0.2%
UCB S.A. (a)	6,260	454,214

BERMUDA - 1.1%
BANKS - 0.6%
Credicorp Ltd.	8,173	1,703,580

ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd. (a)	41,518	279,209

HOUSEHOLD DURABLES - 0.2%
Haier Electronics Group Co. Ltd. (a)	243,000	632,737

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
BERMUDA - 1.1% (Continued)
INDUSTRIAL CONGLOMERATES - 0.2%
Jardine Matheson Holdings Ltd. (a)	4,751	$254,260
Jardine Matheson Holdings Ltd. - ADR	3,618	193,636
		447,896
TOTAL BERMUDA		3,063,422

BRAZIL - 1.4%
BANKS - 0.7%
Banco Bradesco S.A. - ADR	151,038	1,229,449
Banco Santander Brasil S.A. - ADR	54,398	592,394
		1,821,843
CHEMICALS - 0.1%
Braskem S.A. - ADR (b)	13,840	216,596

FOOD PRODUCTS - 0.1%
BRF S.A. - ADR (b)	28,560	261,610

OIL, GAS & CONSUMABLE FUELS - 0.4%
Petroleo Brasileiro S.A. - ADR	82,724	1,197,016

PAPER & FOREST PRODUCTS - 0.0% (c)
Suzano S.A.	12,656	102,134

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	30,226	359,085

TOTAL BRAZIL		3,958,284

CANADA - 6.9%
AUTO COMPONENTS - 0.2%
Magna International, Inc.	13,069	696,970

BANKS - 1.9%
Bank of Montreal	12,303	907,346
Bank of Nova Scotia (The)	17,973	1,021,765
Canadian Imperial Bank of Commerce	6,759	558,023
Royal Bank of Canada	17,137	1,390,839

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
CANADA - 6.9% (Continued)
BANKS - 1.9% (Continued)
Toronto-Dominion Bank (The)	21,944	$1,278,458
		5,156,431
CHEMICALS - 0.3%
Methanex Corp.	7,519	266,699
Nutrien Ltd.	13,301	663,454
		930,153
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurant Brands International, Inc.	6,864	488,305

INSURANCE - 0.4%
Manulife Financial Corp.	30,520	560,347
Sun Life Financial, Inc.	11,714	524,905
		1,085,252
IT SERVICES - 0.3%
CGI, Inc. (b)	9,434	746,607

MEDIA - 0.2%
Shaw Communications, Inc. - Class B	21,893	430,416

METALS & MINING - 0.5%
Agnico Eagle Mines Ltd.	12,148	651,254
Franco-Nevada Corp.	2,517	229,450
Teck Resources Ltd. - Class B	28,969	470,167
		1,350,871
OIL, GAS & CONSUMABLE FUELS - 1.3%
Cenovus Energy, Inc.	48,441	454,377
Enbridge, Inc.	34,267	1,202,086
Suncor Energy, Inc.	58,123	1,835,524
		3,491,987
PROFESSIONAL SERVICES - 0.2%
Thomson Reuters Corp.	6,365	425,691

ROAD & RAIL - 0.7%
Canadian National Railway Co.	16,941	1,522,318
Canadian Pacific Railway Ltd.	2,233	496,753
		2,019,071

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
CANADA - 6.9% (Continued)
SOFTWARE - 0.2%
Open Text Corp.	14,935	$609,497

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Gildan Activewear, Inc.	25,642	910,291

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Rogers Communications, Inc. - Class B	12,894	628,325

TOTAL CANADA		18,969,867

CAYMAN ISLANDS - 5.2%
AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc. - ADR	20,991	447,738

DIVERSIFIED CONSUMER SERVICES - 0.2%
TAL Education Group - ADR (b)	17,340	593,722

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Sunny Optical Technology Group Co. Ltd.	18,400	270,447

ENTERTAINMENT - 0.2%
NetEase, Inc. - ADR	2,394	637,235

GAS UTILITIES - 0.2%
ENN Energy Holdings Ltd. (a)	50,000	517,466

HOTELS, RESTAURANTS & LEISURE - 0.1%
Huazhu Group Ltd. - ADR	8,227	271,656

INDUSTRIAL CONGLOMERATES - 0.3%
CK Hutchison Holdings Ltd. (a)	53,500	472,305
CK Hutchison Holdings Ltd. - ADR	28,954	253,261
		725,566
INTERACTIVE MEDIA & SERVICES - 1.9%
Autohome, Inc. - ADR (b)	2,613	217,219
Baidu, Inc. - ADR (b)	7,091	728,671
SINA Corp. (b)	4,823	189,013

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 5.2% (Continued)
INTERACTIVE MEDIA & SERVICES - 1.9% (Continued)
Tencent Holdings Ltd. - ADR	97,526	$4,060,007
YY, Inc. - ADR (b)	3,485	195,962
		5,390,872
INTERNET & DIRECT MARKETING RETAIL - 1.6%
Alibaba Group Holdings Ltd. - ADR (b)	20,525	3,432,395
Ctrip.com International Ltd. - ADR (b)	13,813	404,583
JD.com, Inc. - ADR (b)	20,481	577,769
		4,414,747
PERSONAL PRODUCTS - 0.1%
Hengan International Group Co. Ltd. (a)	41,500	271,935

PROFESSIONAL SERVICES - 0.1%
51job, Inc. - ADR (b)	3,439	254,486

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Wharf Real Estate Investment Co. Ltd. (a)	111,565	609,315

TOTAL CAYMAN ISLANDS		14,405,185

CHILE - 0.5%
AIRLINES - 0.1%
Latam Airlines Group S.A. - ADR	30,040	333,444

BEVERAGES - 0.0% (c)
Embotelladora Andina S.A. - Class B - ADR	6,720	134,669

CHEMICALS - 0.2%
Sociedad Quimica y Minera de Chile S.A. - ADR	20,199	561,330

ELECTRIC UTILITIES - 0.2%
Enel Americas S.A. - ADR	53,811	490,218

TOTAL CHILE		1,519,661

CHINA - 3.3%
BANKS - 1.7%
Bank of China Ltd. - H Shares (a)	2,743,000	1,075,727

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
CHINA - 3.3% (Continued)
BANKS - 1.7% (Continued)
China Construction Bank Corp. - ADR	69,587	$1,053,199
China Construction Bank Corp. - H Shares (a)	731,000	556,993
China Merchants Bank Co. Ltd. - H Shares (a)	221,500	1,053,491
Industrial & Commercial Bank of China Ltd. - H Shares (a)	1,364,000	913,793
		4,653,203
CHEMICALS - 0.1%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,873	288,489

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	278,661

INSURANCE - 1.1%
China Life Insurance Co. Ltd. - ADR	82,593	951,472
Ping An Insurance Group Co. of China Ltd. - ADR	37,164	853,289
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	109,993	1,264,230
		3,068,991
INTERACTIVE MEDIA & SERVICES - 0.1%
58.com, Inc. - ADR (b)	5,107	251,826

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
China Vanke Co. Ltd. - H Shares	117,500	409,272

ROAD & RAIL - 0.1%
Guangshen Railway Co. Ltd. - ADR	8,797	139,081

TOTAL CHINA		9,089,523

COLOMBIA - 0.5%
BANKS - 0.2%
BanColombia S.A. - ADR	13,383	661,789

OIL, GAS & CONSUMABLE FUELS - 0.3%
Ecopetrol S.A. - ADR	48,816	831,337

TOTAL COLOMBIA		1,493,126

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
DENMARK - 1.2%
ELECTRICAL EQUIPMENT - 0.1%
Vestas Wind Systems A/S (a)	5,374	$416,935

HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Coloplast A/S - Series B	2,792	336,290

MARINE - 0.1%
A.P. Moller-Maerska A/S - Series B (a)	274	309,762

PHARMACEUTICALS - 0.7%
Novo Nordisk A/S - ADR	36,060	1,864,302

ROAD & RAIL - 0.2%
DSV A/S (a)	4,551	432,605

TOTAL DENMARK		3,359,894

FINLAND - 0.7%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	86,149	435,914

MACHINERY - 0.2%
Kone OYJ - Class B (a)	11,250	640,293

OIL, GAS & CONSUMABLE FUELS - 0.1%
Neste OYJ (a)	9,891	327,266

PAPER & FOREST PRODUCTS - 0.1%
Stora Enso OYJ - ADR	32,308	387,858

PHARMACEUTICALS - 0.1%
Orion OYJ - Class B	5,155	192,287

TOTAL FINLAND		1,983,618

FRANCE - 7.0%
AUTO COMPONENTS - 0.4%
Cie Generale des Etablissements Michelin (a)	1,074	119,592

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
FRANCE - 7.0% (Continued)
AUTO COMPONENTS - 0.4% (Continued)
Cie Generale des Etablissements Michelin - ADR	25,215	$560,908
Valeo S.A. (a)	2,793	90,520
Valeo S.A. - ADR	13,056	212,551
		983,571
AUTOMOBILES - 0.2%
Renault S.A. (a)	9,504	545,508

BANKS - 0.3%
Societe Generale S.A. (a)	21,089	577,718
Societe Generale S.A. - ADR	36,300	200,013
		777,731
BUILDING PRODUCTS - 0.2%
Cie de Saint-Gobain (a)	13,938	546,312

CHEMICALS - 0.4%
Air Liquide S.A. (a)	8,057	1,146,765
Air Liquide S.A. - ADR	3,275	93,075
		1,239,840
CONSTRUCTION & ENGINEERING - 0.6%
Bouygues S.A. (a)	14,287	572,194
Vinci S.A. (a)	1,494	160,945
Vinci S.A. - ADR	34,082	916,806
		1,649,945
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Orange S.A. - ADR	35,228	548,500

ELECTRICAL EQUIPMENT - 0.7%
Legrand S.A. (a)	17,254	1,230,946
Schneider Electric SE (a)	8,469	740,606
		1,971,552
ENTERTAINMENT - 0.2%
Vivendi S.A. (a)	12,138	332,156
Vivendi S.A. - ADR	11,623	317,656
		649,812
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Unibail-Rodamco-Westfield SE (a)	45,646	328,256

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
FRANCE - 7.0% (Continued)
FOOD PRODUCTS - 0.9%
Danone S.A. - ADR	149,555	$2,621,714

HOTELS, RESTAURANTS & LEISURE - 0.3%
Sodexo S.A.	6,262	703,059

INSURANCE - 0.4%
AXA S.A. (a)	4,355	111,209
AXA S.A. - ADR	34,977	887,541
		998,750
MEDIA - 0.1%
Publicis Groupe S.A. - ADR	26,260	324,048

MULTI-LINE RETAIL - 0.3%
Kering S.A. (a)	1,378	702,264

MULTI-UTILITIES - 0.4%
Engie S.A. (a)	19,124	312,170
Engie S.A. - ADR	11,994	195,382
Veolia Environnement S.A. (a)	14,792	374,735
Veolia Environnement S.A. - ADR	11,774	298,118
		1,180,405
PERSONAL PRODUCTS - 0.9%
L'Oreal S.A. (a)	1,380	385,974
L'Oreal S.A. - ADR	35,075	1,960,762
		2,346,736
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
EssilorLuxottica S.A. (a)	4,503	649,291
EssilorLuxottica S.A. - ADR	2,486	179,166
Hermes International S.A. (a)	573	395,791
		1,224,248
TOTAL FRANCE		19,342,251

GERMANY - 4.7%
AIR FREIGHT & LOGISTICS - 0.3%
Deutsche Post AG (a)	10,161	338,645
Deutsche Post AG - ADR	14,832	493,312
		831,957

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
GERMANY - 4.7% (Continued)
AUTOMOBILES - 0.4%
Bayerische Moteren Werke AG - ADR	27,692	$648,131
Bayerische Motoren Werke AG (a)	6,809	479,571
Daimler AG - ADR	2,549	126,584
		1,254,286
CAPITAL MARKETS - 0.3%
Deutsche Boerse AG (a)	3,878	604,857
Deutsche Boerse AG - ADR	15,060	234,183
		839,040
CHEMICALS - 0.9%
BASF SE (a)	4,371	305,636
BASF SE - ADR	72,776	1,268,486
Covestro AG (a)	6,595	326,360
Symrise AG (a)	4,764	463,140
		2,363,622
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Deutsche Telekom AG - ADR	38,043	635,699

HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	650,101

HOUSEHOLD PRODUCTS - 0.1%
Henkel AG & Co. KGaA (a)	3,207	293,611

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Uniper SE (a)	14,621	479,551

INSURANCE - 1.0%
Allianze SE - ADR	76,050	1,764,360
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	434,492
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	487,248
		2,686,100
IT SERVICES - 0.2%
Wirecard AG (a)	2,723	435,822

PHARMACEUTICALS - 0.2%
Merck KGaA (a)	5,809	654,435

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
GERMANY - 4.7% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG (a)	1,583	$28,444
Infineon Technologies AG - ADR	12,109	218,083
		246,527
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
adidas AG	1,323	411,941
adidas AG - ADR	2,402	373,992
Puma SE (a)	3,914	302,872
		1,088,805
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Brenntag AG (a)	9,594	464,038

TOTAL GERMANY		12,923,594

HONG KONG - 2.1%
BANKS - 0.1%
BOC Hong Kong Holdings Ltd. (a)	44,159	149,842
BOC Hong Kong Holdings Ltd. - ADR	1,754	118,623
		268,465
CAPITAL MARKETS - 0.2%
Hong Kong Exchanges & Clearing Ltd. (a)	20,978	614,867

INSURANCE - 0.8%
AIA Group Ltd. (a)	98,280	926,885
AIA Group Ltd. - ADR	31,802	1,196,712
		2,123,597
PHARMACEUTICALS - 0.1%
CSPC Pharmaceutical Group Ltd.	110,000	220,907

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Henderson Land Development Co. Ltd. (a)	108,265	504,281
Sun Hung Kai Properties Ltd. (a)	41,037	589,733
Sun Hung Kai Properties Ltd. - ADR	11,174	159,341
Swire Pacific Ltd. - Class A (a)	379	3,527
Swire Properties Ltd. (a)	150	471
Wharf Holdings Ltd. (The) (a)	150,000	327,174
		1,584,527

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
HONG KONG - 2.1% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
AAC Technologies Holdings, Inc. (a)	104,500	$551,294
Lenovo Group Ltd. (a)	462,000	308,213
		859,507
TOTAL HONG KONG		5,671,870

HUNGARY - 0.0% (c)
OIL, GAS & CONSUMABLE FUELS - 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	6,368	28,720

INDIA - 2.7%
BANKS - 1.4%
HDFC Bank Ltd. - ADR	33,194	1,893,718
ICICI Bank Ltd. - ADR	151,834	1,849,338
		3,743,056
IT SERVICES - 1.0%
Infosys Ltd. - ADR	160,168	1,821,110
Wipro Ltd. - ADR	287,670	1,049,996
		2,871,106
PHARMACEUTICALS - 0.3%
Dr. Reddy's Laboratories Ltd. - ADR	23,268	881,624

TOTAL INDIA		7,495,786

INDONESIA - 0.6%
BANKS - 0.2%
Bank Mandiri Persero Tbk PT - ADR	49,403	484,149

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	1,097,028

TOTAL INDONESIA		1,581,177

IRELAND - 0.4%
CONSTRUCTION MATERIALS - 0.4%
CRH plc - ADR	22,204	762,930

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
IRELAND - 0.4% (Continued)
CONSTRUCTION MATERIALS - 0.4% (Continued)
James Hardie Industries plc (a)	14,268	$239,669
TOTAL IRELAND		1,002,599

ISRAEL - 0.4%
PHARMACEUTICALS - 0.0% (c)
Teva Pharmaceutical Industries Ltd. - ADR (b)	16,738	115,158

SOFTWARE - 0.4%
Check Point Software Technologies Ltd. (b)	4,973	544,543
Nice Ltd. (b)	3,402	489,208
		1,033,751
TOTAL ISRAEL		1,148,909

ITALY - 1.0%
BANKS - 0.6%
Intesa Sanpaolo SpA (a)	229,067	542,662
Intesa Sanpaolo SpA - ADR	19,735	279,941
Unicredit SpA (a)	66,732	786,633
		1,609,236
ELECTRIC UTILITIES - 0.3%
Enel SpA (a)	110,102	822,450

INSURANCE - 0.1%
Assicurazioni Generali SpA (a)	16,056	311,185

TOTAL ITALY		2,742,871

JAPAN - 16.1%
AUTO COMPONENTS - 0.2%
Bridgestone Corp. (a)	4,656	181,211
Bridgestone Corp. - ADR	20,546	398,490
		579,701
AUTOMOBILES - 1.7%
Honda Motor Co. Ltd (a)	11,300	295,914
Honda Motor Co. Ltd. - ADR	18,656	486,549
Nissan Motor Co. Ltd. - ADR	36,396	454,586

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
JAPAN - 16.1% (Continued)
AUTOMOBILES - 1.7% (Continued)
Toyota Motor Corp. - ADR	24,700	$3,321,903
		4,558,952
BANKS - 0.9%
Mitsubishi UFJ Financial Group, Inc. - ADR	232,770	1,182,472
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	1,187,526
		2,369,998
BEVERAGES - 0.1%
Suntory Beverage & Food Ltd.	5,600	239,303

CAPITAL MARKETS - 0.1%
Nomura Holdings, Inc. - ADR	94,167	400,210

CHEMICALS - 0.7%
Kansai Paint Co. Ltd. (a)	16,000	374,033
Nippon Paint Holdings Co. Ltd.	4,800	249,070
Nissan Chemical Corp.	5,400	224,513
Nitto Denko Corp. (a)	500	24,230
Nitto Denko Corp. - ADR	11,626	280,303
Shin-Etsu Chemical Co. Ltd. (a)	7,400	796,398
		1,948,547
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd. (a)	25,000	648,590
Dai Nippon Printing Co. Ltd. - ADR	37	479
		649,069
CONSTRUCTION & ENGINEERING - 0.3%
Obayashi Corp. (a)	55,000	550,107
Taisei Corp.	10,000	387,091
		937,198
DIVERSIFIED FINANCIAL SERVICES - 0.1%
ORIX Corp. - ADR	5,325	400,174

ELECTRIC UTILITIES - 0.2%
Chubu Electric Power Co., Inc. (a)	25,100	364,129
Kansai Electric Power Co., Inc. (The) (a)	25,700	287,877
		652,006

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
JAPAN - 16.1% (Continued)
ELECTRICAL EQUIPMENT - 0.4%
Nidec Corp. - ADR	30,872	$1,043,474

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
Hitachi Ltd. (a)	5,200	194,761
Hitachi Ltd. - ADR	5,344	399,357
Keyence Corp. (a)	1,600	996,031
Kyocera Corp. (a)	2,800	174,599
Kyocera Corp. - ADR	4,458	278,046
Murata Manufacturing Co. Ltd. (a)	10,500	508,961
Murata Manufacturing Co. Ltd. - ADR	4,776	57,527
TDK Corp. (a)	3,800	343,544
		2,952,826
ENTERTAINMENT - 0.3%
Nintendo Co. Ltd. (a)	300	111,760
Nintendo Co. Ltd. - ADR	13,760	641,216
		752,976
FOOD & STAPLES RETAILING - 0.2%
FamilyMart Co. Ltd. (a) (b)	8,500	207,705
Seven & i Holdings Co. Ltd. (a)	7,900	302,800
		510,505
FOOD PRODUCTS - 0.3%
Ajinomoto Co., Inc. (a)	17,000	321,801
MEIJI Holdings Co. Ltd. (a)	3,400	248,726
Yakult Honsha Co. Ltd. (a)	4,000	224,575
		795,102
GAS UTILITIES - 0.1%
Tokyo Gas Co. Ltd. (a)	13,000	328,841

HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Hoya Corp. (a)	9,500	778,157
Hoya Corp. - ADR	1,734	142,344
Terumo Corp. (a)	23,600	763,732
		1,684,233
HOUSEHOLD DURABLES - 0.8%
Sekisui House Ltd. (a)	8,000	157,874
Sekisui House Ltd. - ADR	30,149	594,990

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
JAPAN - 16.1% (Continued)
HOUSEHOLD DURABLES - 0.8% (Continued)
Sony Corp. - ADR	26,677	$1,577,411
		2,330,275
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	553,053
Tokio Marine Holdings, Inc. (a)	4,600	246,802
Tokio Marine Holdings, Inc. - ADR	7,354	394,469
		1,194,324
LEISURE PRODUCTS - 0.1%
Shimano, Inc. (a)	2,100	317,351

MACHINERY - 0.6%
FANUC Corp. - ADR	39,830	749,601
Kubota Corp. - ADR	7,847	598,255
Makita Corp. (a)	1,200	38,084
Makita Corp. - ADR	9,872	313,140
		1,699,080
METALS & MINING - 0.1%
Sumitomo Metal Mining Co. Ltd. (a)	11,500	359,196

MULTI-LINE RETAIL - 0.1%
Pan Pacific International Holdings Corp. (a)	13,200	221,022

OIL, GAS & CONSUMABLE FUELS - 0.5%
Idemitsu Kosan Co. Ltd. (a)	10,100	286,590
Inpex Corp. (a)	34,202	315,230
JXTG Holdings, Inc. (a)	156,700	716,340
		1,318,160
PERSONAL PRODUCTS - 0.5%
Kao Corp. (a)	8,000	593,476
Shiseido Co. Ltd. (a)	2,100	168,561
Shiseido Co. Ltd. - ADR	8,462	680,599
		1,442,636
PHARMACEUTICALS - 1.4%
Astellas Pharma, Inc. (a)	17,800	254,640
Astellas Pharma, Inc. - ADR	24,473	348,618
Chugai Pharmaceutical Co. Ltd. (a)	5,300	414,222
Daiichi Sankyo Co. Ltd. (a)	11,400	720,432

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
JAPAN - 16.1% (Continued)
PHARMACEUTICALS - 1.4% (Continued)
Daiichi Sankyo Co. Ltd. - ADR	1,901	$120,048
Kyowa Kirin Co. Ltd.	11,000	213,460
Ono Pharmaceutical Co. Ltd.	14,900	269,709
Otsuka Holdings Co. Ltd. (a)	10,500	394,473
Santen Pharmaceutical Co. Ltd.	10,800	187,602
Takeda Pharmaceutical Co. Ltd. (a)	2,700	92,662
Takeda Pharmaceutical Co. Ltd. - ADR	45,005	774,086
		3,789,952
PROFESSIONAL SERVICES - 0.2%
Recruit Holdings Co. Ltd. (a)	17,500	534,741

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Daiwa House Industry Co. Ltd. (a)	1,000	32,508
Daiwa House Industry Co. Ltd. - ADR	15,470	502,775
Mitsubishi Estate Co. Ltd. (a)	11,000	212,723
Mitsubishi Estate Co. Ltd. - ADR	16,350	316,209
Mitsui Fudosan Co. Ltd. (a)	21,000	522,683
Sumitomo Realty & Development Co. Ltd. (a)	13,000	496,339
		2,083,237
ROAD & RAIL - 0.7%
Central Japan Railway Co. (a)	2,775	572,290
East Japan Railway Co. (a)	3,590	343,320
East Japan Railway Co. - ADR	29,226	463,524
Keikyu Corp. (a)	500	9,732
Keio Corp.	3,000	186,747
Tokyu Corp. (a)	13,000	244,573
		1,820,186
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Advantest Corp. (a)	4,800	213,996

SPECIALTY RETAIL - 0.3%
Fast Retailing Co. Ltd. (a)	900	536,949
Hikari Tsushin, Inc. (a)	900	195,269
		732,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Canon, Inc. - ADR	55,621	1,485,081

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
JAPAN - 16.1% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7% (Continued)
FUJIFILM Holdings Corp. - ADR	11,626	$510,904
		1,995,985
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR	2,621	337,323

TRADING COMPANIES & DISTRIBUTORS - 0.6%
Mitsubishi Corp. (a)	34,100	839,727
Mitsui & Co. Ltd. (a)	12,000	197,137
Mitsui & Co. Ltd. - ADR	1,637	537,885
		1,574,749
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
KDDI Corp. - ADR	51,612	673,795
SoftBank Group Corp. (a)	14,400	568,288
SoftBank Group Corp. - ADR	21,092	412,770
		1,654,853
TOTAL JAPAN		44,422,399

JERSEY - 1.3%
MEDIA - 0.1%
WPP plc - ADR	6,767	423,546

METALS & MINING - 0.5%
Glencore plc (a) (b)	341,162	1,028,154
Glencore plc - ADR (b)	43,429	259,054
		1,287,208
PROFESSIONAL SERVICES - 0.5%
Experian plc (a)	3,191	102,050
Experian plc - ADR	37,268	1,194,067
		1,296,117
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson plc (a)	508	37,076
Ferguson plc - ADR	68,689	497,995
		535,071
TOTAL JERSEY		3,541,942

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
LUXEMBOURG - 0.3%
ENERGY EQUIPMENT & SERVICES - 0.1%
Tenaris S.A. - ADR	19,646	$416,102

MEDIA - 0.2%
RTL Group S.A. (a)	11,328	544,708

TOTAL LUXEMBOURG		960,810

MEXICO - 1.2%
BEVERAGES - 0.5%
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,109	491,567
Fomento Economico Mexicano, S.A.B. de C.V. - ADR	9,246	846,749
		1,338,316
FOOD & STAPLES RETAILING - 0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	883,386

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	7,483	722,259

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
América Móvil S.A.B. de C.V. - Class L - ADR	18,688	277,704

TOTAL MEXICO		3,221,665

NETHERLANDS - 3.9%
AUTOMOBILES - 0.4%
Ferrari N.V.	5,031	775,227
Fiat Chrysler Automobiles N.V.	26,965	349,197
		1,124,424
CHEMICALS - 0.2%
Akzo Nobel N.V. - ADR	17,090	506,377

FOOD & STAPLES RETAILING - 0.4%
Koninklijke Ahold Delhaize N.V. (a)	5,491	137,328
Koninklijke Ahold Delhaize N.V. - ADR	39,149	979,116
		1,116,444

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
NETHERLANDS - 3.9% (Continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Koninklijke Philips N.V. - NY Registry Shares	24,173	$1,115,100

INTERNET & DIRECT MARKETING RETAIL - 0.2%
Prosus N.V. - ADR (b)	43,870	639,186

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V. (b)	16,162	532,861

PERSONAL PRODUCTS - 0.8%
Unilever N.V. - ADR	36,596	2,196,858

PROFESSIONAL SERVICES - 0.3%
Wolters Kluwer N.V. (a)	10,390	758,167

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASML Holding N.V. - ADR	7,052	1,751,858
NXP Semiconductors N.V.	5,879	641,517
STMicroelectronics N.V.	24,248	468,956
		2,862,331
TOTAL NETHERLANDS		10,851,748

NEW ZEALAND - 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (a)	20,436	221,723

NORWAY - 1.1%
FOOD PRODUCTS - 0.2%
Mowi ASA	18,785	433,421

OIL, GAS & CONSUMABLE FUELS - 0.9%
Equinor ASA	133,829	2,536,059

TOTAL NORWAY		2,969,480

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
PAPUA NEW GUINEA - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil Search Ltd. (a)	92,754	$457,900

RUSSIA - 0.3%
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Mobile TeleSystems PJSC - ADR	86,910	703,971

SINGAPORE - 1.0%
BANKS - 0.9%
DBS Group Holdings Ltd. (a)	656	11,868
DBS Group Holdings Ltd. - ADR	16,080	1,164,996
United Overseas Bank Ltd. (a)	19,475	361,938
United Overseas Bank Ltd. - ADR	22,014	816,169
		2,354,971
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Singapore Telecommunications Ltd. (a)	74,732	167,676
Singapore Telecommunications Ltd. - ADR	6,886	153,730
		321,406
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (c)
Keppel REIT (a)	737	672

INDUSTRIAL CONGLOMERATES - 0.0% (c)
Keppel Corp. Ltd. (a)	721	3,096

TOTAL SINGAPORE		2,680,145

SOUTH AFRICA - 1.6%
DIVERSIFIED FINANCIAL SERVICES - 0.2%
FirstRand Ltd. (a)	165,395	679,448

MEDIA - 0.5%
Naspers Ltd. - Class N - ADR	43,870	1,314,345

METALS & MINING - 0.4%
AngloGold Ashanti Ltd. - ADR	21,669	395,893

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.6% (Continued)
METALS & MINING - 0.4% (Continued)
Gold Fields Ltd. - ADR	121,745	$598,985
		994,878
SPECIALTY RETAIL - 0.2%
Mr. Price Group Ltd. (a)	43,463	454,617

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd. (a)	45,286	344,980

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
MTN Group Ltd. (a)	35,573	226,313
MTN Group Ltd. - ADR	50,154	314,465
		540,778
TOTAL SOUTH AFRICA		4,329,046

SOUTH KOREA - 2.8%
BANKS - 1.2%
KB Financial Group, Inc. - ADR	40,942	1,462,448
Shinhan Financial Group Co. Ltd. - ADR	41,501	1,452,120
Woori Financial Group, Inc. - ADR	9,632	300,615
		3,215,183
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
KT Corp. - ADR	128,707	1,455,676

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
LG Display Co. Ltd. - ADR (b)	62,183	369,989

METALS & MINING - 0.4%
POSCO - ADR	24,298	1,145,893

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
SK Telecom Co. Ltd. - ADR	63,799	1,416,338

TOTAL SOUTH KOREA		7,603,079

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
SPAIN - 1.9%
BANKS - 0.3%
Banco Santander S.A. - ADR	190,352	$765,215

CONSTRUCTION & ENGINEERING - 0.1%
ACS Actividades de Construccion y Servicios S.A. (a)	10,071	402,429

ELECTRIC UTILITIES - 0.3%
Iberdrola S.A. (a)	14,236	147,978
Iberdrola S.A. - ADR	16,749	696,256
		844,234
GAS UTILITIES - 0.1%
Naturgy Energy Group S.A. (a)	11,489	304,744

IT SERVICES - 0.2%
Amadeus IT Group S.A. (a)	6,696	479,817

OIL, GAS & CONSUMABLE FUELS - 0.7%
Enagas S.A. (a)	23,518	543,697
Repsol S.A. (a)	53,095	828,135
Repsol S.A. - ADR	27,585	427,016
		1,798,848
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil S.A. (a)	17,640	545,959
Industria de Diseno Textil S.A. - ADR	3,926	60,637
		606,596
TOTAL SPAIN		5,201,883

SWEDEN - 1.4%
COMMUNICATIONS EQUIPMENT - 0.1%
Telefonaktiebolaget LM Ericsson - ADR	52,416	418,280

CONSTRUCTION & ENGINEERING - 0.3%
Skanska AB - Class B (a)	37,142	752,008

HOUSEHOLD PRODUCTS - 0.1%
Essity AB - Class B (a)	12,219	356,561

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
SWEDEN - 1.4% (Continued)
MACHINERY - 0.7%
Alfa Laval AB (a)	23,419	$461,958
Atlas Copco AB - Class A (a)	8,922	274,760
Atlas Copco AB - Class A - ADR	18,292	564,125
Sandvik AB (a)	19,176	298,556
Sandvik AB - ADR	20,116	313,005
		1,912,404
METALS & MINING - 0.2%
Boliden AB (a) (b)	22,985	527,931

TOTAL SWEDEN		3,967,184

SWITZERLAND - 7.0%
BEVERAGES - 0.1%
Coca-Cola HBC AG (a)	10,085	329,396

BUILDING PRODUCTS - 0.3%
Geberit AG (a)	1,447	691,521

CAPITAL MARKETS - 0.5%
Julius Baer Group Ltd. (a) (b)	9,537	422,415
UBS Group AG (b)	46,462	525,485
UBS Group AG - Registered Shares (b)	46,648	529,571
		1,477,471
CHEMICALS - 0.2%
Givaudan S.A.	226	630,432

CONSTRUCTION MATERIALS - 0.2%
LafargeHolcim Ltd. (a) (b)	11,723	577,302

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. - ADR	57,192	1,124,967

FOOD PRODUCTS - 2.8%
Barry Callebaut AG (a)	397	818,848
Chocoladefabiken Lindt & Spruengli AG (a)	73	539,172
Nestlé S.A. - ADR	57,524	6,235,602
		7,593,622

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
SWITZERLAND - 7.0% (Continued)
INSURANCE - 0.8%
Swiss Re AG (a)	6,859	$715,716
Zurich Insurance Group AG - ADR	38,250	1,465,166
		2,180,882
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Lonza Group AG (a) (b)	2,553	863,989

MACHINERY - 0.2%
Schindler Holding AG (a)	2,309	515,140

PHARMACEUTICALS - 1.1%
Roche Holding AG - ADR	82,968	3,024,183

PROFESSIONAL SERVICES - 0.1%
Adecco Group AG (a)	4,136	228,884
Adecco Group AG - ADR	4,982	137,354
		366,238
TOTAL SWITZERLAND		19,375,143

TAIWAN - 3.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Chunghwa Telecom Co. Ltd. - ADR	54,311	1,938,359

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
AU Optronics Corp. - ADR	165,806	407,883

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
ASE Industrial Holding Co. Ltd. - ADR	126,937	566,139
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,680	4,819,046
United Microelectronics Corp. - ADR	232,508	485,942
		5,871,127
TOTAL TAIWAN		8,217,369

TURKEY - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	84,195	486,647

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.0%
BANKS - 1.6%
Barclays plc	225,596	$417,200
Barclays plc - ADR	64,161	470,942
HSBC Holdings plc - ADR	60,926	2,331,638
Lloyds Banking Group plc - ADR	269,987	712,766
Standard Chartered plc (a)	50,523	424,105
		4,356,651
BEVERAGES - 0.2%
Coca-Cola European Partners plc	9,334	517,570

CHEMICALS - 0.2%
Croda International plc (a)	8,428	503,502

DIVERSIFIED FINANCIAL SERVICES - 0.3%
London Stock Exchange Group plc (a)	7,929	712,053

ELECTRIC UTILITIES - 0.1%
SSE plc (a)	5,602	85,702
SSE plc - ADR	16,837	257,775
		343,477
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
SEGRO plc (a)	106,241	1,058,949

FOOD & STAPLES RETAILING - 0.2%
Tesco plc (a)	53,137	157,105
Tesco plc - ADR	29,931	264,590
		421,695
FOOD PRODUCTS - 0.1%
Associated British Foods plc (a)	11,454	324,123

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Smith & Nephew plc (a)	4,232	101,919
Smith & Nephew plc - ADR	24,332	1,171,099
		1,273,018
HOTELS, RESTAURANTS & LEISURE - 0.7%
Carnival plc - ADR	6,575	276,610
Compass Group plc (a)	2,160	55,585
Compass Group plc - ADR	45,261	1,165,471

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.0% (Continued)
HOTELS, RESTAURANTS & LEISURE - 0.7% (Continued)
InterContinental Hotels Group plc	8,658	$539,307
		2,036,973
HOUSEHOLD DURABLES - 0.3%
Persimmon plc (a)	15,464	412,446
Taylor Wimpey plc (a)	214,139	425,070
		837,516
HOUSEHOLD PRODUCTS - 0.4%
Reckitt Benckiser Group plc (a)	3,212	250,802
Reckitt Benckiser Group plc - ADR	61,810	982,161
		1,232,963
INSURANCE - 0.3%
Prudential plc - ADR	26,183	952,799

INTERACTIVE MEDIA & SERVICES - 0.1%
Auto Trader Group plc (a)	57,840	362,538

MEDIA - 0.1%
Pearson plc - ADR	31,116	281,289

METALS & MINING - 0.4%
Antofagasta plc (a)	99,027	1,093,019

MULTI-UTILITIES - 0.4%
National Grid plc - ADR	21,442	1,160,656

PHARMACEUTICALS - 1.6%
AstraZeneca plc - ADR	55,856	2,489,502
GlaxoSmithKline plc - ADR	42,636	1,819,704
		4,309,206
PROFESSIONAL SERVICES - 0.5%
RELX plc (a)	4,710	111,866
RELX plc - ADR	58,124	1,378,701
		1,490,567
SOFTWARE - 0.1%
Sage Group plc (The) (a)	33,781	287,089
Sage Group plc (The) - ADR	2,320	80,063
		367,152

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.0% (Continued)
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Ashtead Group plc (a)	12,900	$358,759
Bunzl plc (a)	12,648	330,626
		689,385
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Vodafone Group plc - ADR	25,844	514,554

TOTAL UNITED KINGDOM		24,839,655

UNITED STATES - 0.3%
HOTELS, RESTAURANTS & LEISURE - 0.3%
Yum China Holdings, Inc.	16,477	748,550

INTERACTIVE MEDIA & SERVICES - 0.0% (c)
Momo, Inc. - ADR	5,464	169,275

TOTAL UNITED STATES		917,825

TOTAL COMMON STOCKS (COST $220,781,560)		$268,227,744

PREFERRED STOCKS - 0.6%	Shares	Fair Value
BRAZIL- 0.6%
BANKS - 0.3%
Itau Unibanco Holding S.A. - ADR	92,356	$776,714

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Telefonica Brasil S.A. - ADR	63,788	840,088

TOTAL PREFERRED STOCKS (COST $1,308,318)		$1,616,802

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	$500,000	$496,427
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	290,000	285,754
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	873,210
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	482,073
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	289,005
TOTAL CORPORATE NOTES (COST $2,430,000)				$2,426,469

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (e) (Cost $2,046,593)	2,046,593	$2,046,593

TOTAL INVESTMENTS - (COST $226,566,471) - 99.6%		$274,317,608

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,006,387

NET ASSETS - 100.0%		$275,323,995

(a)	This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees (Note 2).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$500,000	$496,427	0.2%

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	290,000	285,754	0.1%

Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	873,210	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	482,073	0.2%

Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	289,005	0.1%
		$2,430,000	$2,426,469	0.9%

(e)	The rate shown is the 7-day effective yield as of September 30, 2019.

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2019 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.1%
TransDigm Group, Inc.	660	$343,642

AIR FREIGHT & LOGISTICS - 0.8%
FedEx Corp.	4,400	640,508
United Parcel Service, Inc. - Class B	10,980	1,315,624
		1,956,132
AIRLINES - 0.9%
American Airlines Group, Inc.	7,680	207,130
Delta Air Lines, Inc.	15,050	866,880
Southwest Airlines Co.	9,830	530,918
United Airlines Holdings, Inc. (a)	5,400	477,414
		2,082,342
AUTO COMPONENTS - 0.3%
Aptiv plc	4,830	422,239
BorgWarner, Inc.	7,240	265,563
		687,802
AUTOMOBILES - 0.4%
Ford Motor Co.	89,723	821,863

BANKS - 10.4%
Bank of America Corp.	188,750	5,505,837
BB&T Corp.	16,944	904,301
Citigroup, Inc.	47,146	3,256,846
Citizens Financial Group, Inc.	17,060	603,412
Fifth Third Bancorp	19,490	533,636
JPMorgan Chase & Co.	67,825	7,982,324
KeyCorp	18,558	331,075
M&T Bank Corp.	2,776	438,525
PNC Financial Services Group, Inc. (The)	14,391	2,017,043
Regions Financial Corp.	24,860	393,285
SunTrust Banks, Inc.	9,866	678,781
U.S. Bancorp	23,767	1,315,266
Zions Bancorp., N.A.	5,120	227,942
		24,188,273
BEVERAGES - 2.0%
Coca-Cola Co. (The)	43,360	2,360,518

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
BEVERAGES - 2.0% (Continued)
PepsiCo, Inc.	15,849	$2,172,898
		4,533,416
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	13,498	1,022,068
Alexion Pharmaceuticals, Inc. (a)	2,130	208,612
Amgen, Inc.	3,974	769,009
Biogen, Inc. (a)	1,960	456,327
Celgene Corp. (a)	7,340	728,862
Gilead Sciences, Inc.	26,970	1,709,359
Regeneron Pharmaceuticals, Inc. (a)	490	135,926
		5,030,163
BUILDING PRODUCTS - 0.8%
Johnson Controls International plc	34,917	1,532,507
Masco Corp.	9,410	392,209
		1,924,716
CAPITAL MARKETS - 3.9%
Bank of New York Mellon Corp. (The)	24,944	1,127,718
BlackRock, Inc.	2,892	1,288,791
Charles Schwab Corp. (The)	12,430	519,947
CME Group, Inc.	6,340	1,339,896
Franklin Resources, Inc.	7,540	217,604
Goldman Sachs Group, Inc. (The)	7,387	1,530,808
Invesco Ltd.	20,392	345,441
Moody's Corp.	2,170	444,481
Morgan Stanley	29,341	1,251,980
Northern Trust Corp.	3,977	371,134
State Street Corp.	10,580	626,230
		9,064,030
CHEMICALS - 2.9%
Air Products & Chemicals, Inc.	2,887	640,510
Albemarle Corp.	3,460	240,539
Celanese Corp.	2,130	260,478
Corteva, Inc.	14,630	409,640
Dow, Inc.	14,630	697,119
DuPont de Nemours, Inc.	14,631	1,043,337
Eastman Chemical Co.	3,520	259,882
Ecolab, Inc.	2,076	411,131
International Flavors & Fragrances, Inc.	2,880	353,347

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
CHEMICALS - 2.9% (Continued)
Linde plc	6,056	$1,173,168
LyondellBasell Industries N.V. - Class A	8,630	772,126
Sherwin-Williams Co. (The)	1,030	566,366
		6,827,643
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Republic Services, Inc.	12,300	1,064,565
Waste Management, Inc.	7,680	883,200
		1,947,765
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc.	8,910	440,243

CONSTRUCTION MATERIALS - 0.2%
Vulcan Materials Co.	2,520	381,125

CONSUMER FINANCE - 0.9%
American Express Co.	6,414	758,648
Capital One Financial Corp.	10,660	969,847
Synchrony Financial	13,930	474,873
		2,203,368
CONTAINERS & PACKAGING - 0.5%
Ball Corp.	5,768	419,968
International Paper Co.	12,951	541,611
WestRock Co.	4,550	165,847
		1,127,426
DIVERSIFIED CONSUMER SERVICES - 0.1%
H&R Block, Inc.	9,410	222,264

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
AT&T, Inc.	162,156	6,135,983
CenturyLink, Inc.	12,078	150,733
Verizon Communications, Inc.	3,480	210,053
		6,496,769
ELECTRIC UTILITIES - 3.5%
American Electric Power Co., Inc.	15,270	1,430,646
Duke Energy Corp.	21,154	2,027,822
Edison International	8,487	640,090
Evergy, Inc.	5,670	377,395

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
ELECTRIC UTILITIES - 3.5% (Continued)
NextEra Energy, Inc.	2,655	$618,589
PPL Corp.	22,061	694,701
Southern Co. (The)	30,761	1,900,107
Xcel Energy, Inc.	8,064	523,273
		8,212,623
ELECTRICAL EQUIPMENT - 1.5%
Eaton Corp. plc	5,620	467,303
Emerson Electric Co.	23,024	1,539,385
Rockwell Automation, Inc.	8,980	1,479,904
		3,486,592
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	2,810	271,165
Corning, Inc.	14,610	416,677
TE Connectivity Ltd.	9,136	851,293
		1,539,135
ENERGY EQUIPMENT & SERVICES - 1.4%
Baker Hughes, a GE Co.	27,490	637,768
Helmerich & Payne, Inc.	7,130	285,699
National Oilwell Varco, Inc.	9,526	201,951
Schlumberger Ltd.	45,666	1,560,407
TechnipFMC plc	25,070	605,190
		3,291,015
ENTERTAINMENT - 1.7%
Activision Blizzard, Inc.	14,220	752,522
Electronic Arts, Inc. (a)	2,910	284,656
Fox Corp. - Class B	4,760	150,131
Viacom, Inc. - Class B	11,130	267,454
Walt Disney Co. (The)	18,429	2,401,667
		3,856,430
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
Crown Castle International Corp.	5,780	803,478
Digital Realty Trust, Inc.	2,690	349,189
Equinix, Inc.	650	374,920
Equity Residential	5,480	472,705
Host Hotels & Resorts, Inc.	15,800	273,182
Iron Mountain, Inc.	13,960	452,165

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3% (Continued)
Mid-America Apartment Communities, Inc.	1,780	$231,418
Prologis, Inc.	13,820	1,177,740
Simon Property Group, Inc.	2,079	323,596
Ventas, Inc.	6,840	499,525
Weyerhaeuser Co.	11,149	308,827
		5,266,745
FOOD & STAPLES RETAILING - 3.2%
Costco Wholesale Corp.	8,440	2,431,649
Kroger Co. (The)	27,394	706,217
Walgreens Boots Alliance, Inc.	13,050	721,796
Walmart, Inc.	30,880	3,664,838
		7,524,500
FOOD PRODUCTS - 2.7%
Campbell Soup Co.	9,790	459,347
Conagra Brands, Inc.	15,230	467,256
General Mills, Inc.	23,954	1,320,344
J.M. Smucker Co. (The)	5,180	569,904
Kraft Heinz Co. (The)	28,360	792,237
Mondelēz International, Inc. - Class A	35,432	1,960,098
Tyson Foods, Inc. - Class A	9,190	791,627
		6,360,813
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Baxter International, Inc.	6,002	524,995
Becton, Dickinson and Co.	2,440	617,222
Danaher Corp.	15,980	2,307,992
DENTSPLY SIRONA, Inc.	9,670	515,508
Medtronic plc	2,600	282,412
Stryker Corp.	2,960	640,248
		4,888,377
HEALTH CARE PROVIDERS & SERVICES - 4.0%
AmerisourceBergen Corp.	4,630	381,188
Anthem, Inc.	5,190	1,246,119
Cardinal Health, Inc.	8,170	385,542
Centene Corp. (a)	7,940	343,485
Cigna Corp.	2,382	361,564
CVS Health Corp.	30,124	1,899,921
McKesson Corp.	5,714	780,875

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 4.0% (Continued)
UnitedHealth Group, Inc.	17,910	$3,892,201
		9,290,895
HOTELS, RESTAURANTS & LEISURE - 1.3%
Carnival Corp.	11,853	518,095
Marriott International, Inc. - Class A	5,180	644,236
McDonald's Corp.	1,640	352,124
Royal Caribbean Cruises Ltd.	4,330	469,069
Starbucks Corp.	12,890	1,139,734
		3,123,258
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	1,752	277,447

HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.	9,618	707,019
Kimberly-Clark Corp.	2,070	294,044
Procter & Gamble Co. (The)	25,456	3,166,217
		4,167,280
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp.	11,844	193,531

INDUSTRIAL CONGLOMERATES - 0.2%
Roper Technologies, Inc.	1,100	392,260

INSURANCE - 6.2%
Aflac, Inc.	17,570	919,262
Allstate Corp. (The)	10,919	1,186,677
American International Group, Inc.	26,277	1,463,629
Aon plc	3,307	640,136
Chubb Ltd.	14,717	2,375,914
Cincinnati Financial Corp.	3,262	380,578
Hartford Financial Services Group, Inc. (The)	14,530	880,663
Lincoln National Corp.	4,220	254,550
Marsh & McLennan Cos., Inc.	6,280	628,314
MetLife, Inc.	24,023	1,132,925
Principal Financial Group, Inc.	11,170	638,254
Progressive Corp. (The)	6,910	533,798

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
INSURANCE - 6.2% (Continued)
Prudential Financial, Inc.	10,620	$955,269
Travelers Cos., Inc. (The)	9,533	1,417,462
Unum Group	13,960	414,891
Willis Towers Watson plc	2,350	453,479
		14,275,801
INTERACTIVE MEDIA & SERVICES - 0.2%
Alphabet, Inc. - Class C (a)	300	365,700

INTERNET & DIRECT MARKETING RETAIL - 0.8%
Booking Holdings, Inc. (a)	530	1,040,183
eBay, Inc.	11,230	437,746
Expedia Group, Inc.	2,510	337,369
		1,815,298
IT SERVICES - 3.2%
Accenture plc - Class A	10,140	1,950,429
Cognizant Technology Solutions Corp. - Class A	10,250	617,716
DXC Technology Co.	9,440	278,480
FleetCor Technologies, Inc. (a)	1,110	318,326
International Business Machines Corp.	20,022	2,911,599
Mastercard, Inc. - Class A	1,890	513,268
Paychex, Inc.	3,684	304,925
Visa, Inc. - Class A	3,120	536,671
		7,431,414
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Thermo Fisher Scientific, Inc.	3,504	1,020,610

MACHINERY - 2.9%
Deere & Co.	7,637	1,288,209
Dover Corp.	5,703	567,791
Flowserve Corp.	6,920	323,233
Illinois Tool Works, Inc.	8,785	1,374,765
Ingersoll-Rand plc	2,185	269,214
PACCAR, Inc.	6,906	483,489
Parker-Hannifin Corp.	4,407	795,948
Pentair plc	9,110	344,358
Stanley Black & Decker, Inc.	5,020	724,938

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
MACHINERY - 2.9% (Continued)
Xylem, Inc.	5,620	$447,465
		6,619,410
MEDIA - 1.9%
CBS Corp. - Class B	8,110	327,401
Charter Communications, Inc. - Class A (a)	2,710	1,116,845
Comcast Corp. - Class A	53,450	2,409,526
Discovery, Inc. (a)	6,720	178,953
Omnicom Group, Inc.	3,799	297,462
		4,330,187
METALS & MINING - 0.5%
Newmont Mining Corp.	19,630	744,369
Nucor Corp.	8,860	451,063
		1,195,432
MULTI-LINE RETAIL - 0.7%
Dollar Tree, Inc. (a)	4,230	482,897
Macy's, Inc.	9,443	146,744
Target Corp.	8,326	890,133
		1,519,774
MULTI-UTILITIES - 1.3%
Consolidated Edison, Inc.	12,301	1,162,075
DTE Energy Co.	3,580	475,997
NiSource, Inc.	7,270	217,518
Sempra Energy	7,393	1,091,281
		2,946,871
OIL, GAS & CONSUMABLE FUELS - 4.7%
Apache Corp.	7,688	196,813
Cabot Oil & Gas Corp.	11,790	207,150
ConocoPhillips	21,767	1,240,284
Devon Energy Corp.	17,240	414,794
Hess Corp.	9,090	549,763
HollyFrontier Corp.	6,160	330,422
Kinder Morgan, Inc.	46,931	967,248
Marathon Petroleum Corp.	17,991	1,092,953
Noble Energy, Inc.	26,548	596,268
Occidental Petroleum Corp.	37,593	1,671,761
ONEOK, Inc.	5,405	398,295
Phillips 66	14,950	1,530,880
Valero Energy Corp.	11,860	1,010,946

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS - 4.7% (Continued)
Williams Cos., Inc. (The)	25,781	$620,291
		10,827,868
PHARMACEUTICALS - 2.6%
Allergan plc	5,790	974,399
Bristol-Myers Squibb Co.	16,139	818,409
Johnson & Johnson	24,941	3,226,866
Mylan N.V. (a)	10,220	202,151
Perrigo Co. plc	3,340	186,673
Zoetis, Inc.	4,620	575,606
		5,984,104
PROFESSIONAL SERVICES - 0.1%
Nielsen Holdings plc	11,010	233,963

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc. - Class A (a)	6,650	352,517

ROAD & RAIL - 0.3%
CSX Corp.	3,820	264,611
J.B. Hunt Transport Services, Inc.	4,730	523,375
		787,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Analog Devices, Inc.	2,400	268,152
Applied Materials, Inc.	19,590	977,541
Intel Corp.	33,548	1,728,729
Lam Research Corp.	2,870	663,286
Microchip Technology, Inc.	2,530	235,062
Micron Technology, Inc. (a)	20,260	868,141
NVIDIA Corp.	5,320	926,052
QUALCOMM, Inc.	11,780	898,578
Texas Instruments, Inc.	6,630	856,861
		7,422,402
SOFTWARE - 1.0%
Microsoft Corp.	3,090	429,603
Oracle Corp.	31,342	1,724,750

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
SOFTWARE - 1.0% (Continued)
Symantec Corp.	11,610	$274,344
		2,428,697
SPECIALTY RETAIL - 1.8%
Best Buy Co., Inc.	4,590	316,664
Home Depot, Inc. (The)	11,942	2,770,783
L Brands, Inc.	12,830	251,340
Lowe's Cos., Inc.	8,010	880,779
		4,219,566
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.1%
Apple, Inc.	87,350	19,563,779
HP, Inc.	52,060	984,975
Seagate Technology plc	4,910	264,109
Western Digital Corp.	5,265	314,005
		21,126,868
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
NIKE, Inc. - Class B	12,420	1,166,486
PVH Corp.	2,130	187,930
		1,354,416
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	3,640	452,197

TOTAL COMMON STOCKS (COST $174,458,106)		$228,860,964

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$250,000	$248,213
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	280,000	275,900
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	451,661
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	720,000	723,110
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	280,000	279,039
TOTAL CORPORATE NOTES (COST $1,980,000)				$1,977,923

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (c) (COST $1,030,424)	1,030,424	$1,030,424

TOTAL INVESTMENTS - (COST $177,468,530) - 100.0%		$231,869,311

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (d)		31,190

NET ASSETS - 100.0%		$231,900,501

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$250,000	$248,213	0.1%

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	280,000	275,900	0.1%

Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	451,661	0.2%

Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	723,110	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	279,039	0.2%
		$1,980,000	$1,977,923	0.9%

(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.5%
TransDigm Group, Inc.	3,007	$1,565,655

AIR FREIGHT & LOGISTICS - 0.5%
FedEx Corp.	3,068	446,609
United Parcel Service, Inc. - Class B	9,108	1,091,320
		1,537,929
AIRLINES - 0.1%
Delta Air Lines, Inc.	6,285	362,016

BANKS - 1.2%
BB&T Corp.	5,499	293,482
JPMorgan Chase & Co.	4,809	565,971
PNC Financial Services Group, Inc. (The)	2,433	341,009
U.S. Bancorp	44,760	2,477,019
		3,677,481
BEVERAGES - 2.2%
Coca-Cola Co. (The)	57,289	3,118,813
PepsiCo, Inc.	24,978	3,424,484
		6,543,297
BIOTECHNOLOGY - 2.6%
AbbVie, Inc.	22,902	1,734,140
Alexion Pharmaceuticals, Inc. (a)	6,163	603,604
Amgen, Inc.	11,663	2,256,907
Biogen, Inc. (a)	2,496	581,119
Celgene Corp. (a)	9,179	911,475
Incyte Corp. (a)	4,067	301,893
Regeneron Pharmaceuticals, Inc. (a)	1,071	297,095
Vertex Pharmaceuticals, Inc. (a)	5,884	996,867
		7,683,100
BUILDING PRODUCTS - 0.2%
Johnson Controls International plc	12,325	540,944

CAPITAL MARKETS - 1.8%
Ameriprise Financial, Inc.	2,290	336,859
BlackRock, Inc.	640	285,209
Cboe Global Markets, Inc.	4,824	554,326
Charles Schwab Corp. (The)	11,107	464,606

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
CAPITAL MARKETS - 1.8% (Continued)
Intercontinental Exchange, Inc.	13,888	$1,281,446
MSCI, Inc.	1,797	391,297
Northern Trust Corp.	2,949	275,201
S&P Global, Inc.	5,128	1,256,257
T. Rowe Price Group, Inc.	4,600	525,550
		5,370,751
CHEMICALS - 2.0%
Air Products & Chemicals, Inc.	7,178	1,592,511
Albemarle Corp.	6,211	431,789
Celanese Corp.	2,677	327,370
Ecolab, Inc.	8,256	1,635,018
Linde plc	8,079	1,565,064
Sherwin-Williams Co. (The)	749	411,853
		5,963,605
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Cintas Corp.	1,634	438,075
Republic Services, Inc.	10,093	873,549
Rollins, Inc.	6,764	230,450
Waste Management, Inc.	14,782	1,699,930
		3,242,004
COMMUNICATIONS EQUIPMENT - 2.0%
Arista Networks, Inc. (a)	1,860	444,391
Cisco Systems, Inc.	103,780	5,127,770
Juniper Networks, Inc.	17,022	421,295
		5,993,456
CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.	4,122	155,812

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,616	442,946

CONSUMER FINANCE - 0.4%
American Express Co.	7,894	933,702
Discover Financial Services	4,095	332,064
		1,265,766
CONTAINERS & PACKAGING - 0.5%
Avery Dennison Corp.	5,268	598,287
Ball Corp.	7,143	520,082

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.5% (Continued)
International Paper Co.	6,608	$276,346
		1,394,715
DISTRIBUTORS - 0.1%
Genuine Parts Co.	2,808	279,649

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	8,289	313,656
Verizon Communications, Inc.	97,758	5,900,673
		6,214,329
ELECTRIC UTILITIES - 2.0%
American Electric Power Co., Inc.	8,040	753,267
Duke Energy Corp.	5,688	545,252
Eversource Energy	3,989	340,940
NextEra Energy, Inc.	12,598	2,935,208
Southern Co. (The)	13,034	805,110
Xcel Energy, Inc.	8,037	521,521
		5,901,298
ELECTRICAL EQUIPMENT - 0.6%
Eaton Corp. plc	4,956	412,091
Rockwell Automation, Inc.	9,137	1,505,778
		1,917,869
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
IPG Photonics Corp. (a)	3,766	510,670
Keysight Technologies, Inc. (a)	8,004	778,389
		1,289,059
ENERGY EQUIPMENT & SERVICES - 0.1%
Schlumberger Ltd.	12,261	418,958

ENTERTAINMENT - 2.2%
Electronic Arts, Inc. (a)	6,347	620,863
Fox Corp. - Class B	5,385	169,843
Netflix, Inc. (a)	9,792	2,620,535
Walt Disney Co. (The)	25,353	3,304,003
		6,715,244

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
American Tower Corp. - Class A	9,532	$2,107,811
AvalonBay Communities, Inc.	2,316	498,704
Boston Properties, Inc.	4,092	530,569
Crown Castle International Corp.	4,969	690,741
Digital Realty Trust, Inc.	4,316	560,260
Equinix, Inc.	1,090	628,712
Extra Space Storage, Inc.	2,966	346,488
HCP, Inc.	11,789	420,042
Iron Mountain, Inc.	8,187	265,177
Public Storage	3,491	856,238
Realty Income Corp.	4,636	355,488
Simon Property Group, Inc.	6,522	1,015,149
Welltower, Inc.	9,000	815,850
		9,091,229
FOOD & STAPLES RETAILING - 0.4%
Sysco Corp.	8,321	660,687
Walmart, Inc.	4,407	523,023
		1,183,710
FOOD PRODUCTS - 0.6%
Hershey Co. (The)	2,231	345,783
Hormel Foods Corp.	5,860	256,258
Kellogg Co.	8,574	551,737
McCormick & Co., Inc.	1,790	279,777
Mondelēz International, Inc. - Class A	5,770	319,196
		1,752,751
HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
Abbott Laboratories	49,902	4,175,300
Align Technology, Inc. (a)	1,431	258,897
Becton, Dickinson and Co.	5,874	1,485,887
Boston Scientific Corp. (a)	35,332	1,437,659
Cooper Cos., Inc. (The)	1,161	344,817
Danaher Corp.	18,865	2,724,672
Edwards Lifesciences Corp. (a)	4,070	895,034
Hologic, Inc. (a)	6,559	331,164
IDEXX Laboratories, Inc. (a)	2,060	560,176
Intuitive Surgical, Inc. (a)	2,661	1,436,754
Medtronic plc	35,026	3,804,524

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 6.3% (Continued)
ResMed, Inc.	3,458	$467,210
Stryker Corp.	5,375	1,162,612
		19,084,706
HEALTH CARE PROVIDERS & SERVICES - 1.2%
AmerisourceBergen Corp.	5,540	456,108
Cigna Corp.	5,474	830,898
CVS Health Corp.	6,837	431,209
HCA Healthcare, Inc.	4,561	549,236
Humana, Inc.	3,198	817,633
UnitedHealth Group, Inc.	980	212,974
WellCare Health Plans, Inc. (a)	1,059	274,461
		3,572,519
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp.	9,173	625,323

HOTELS, RESTAURANTS & LEISURE - 2.5%
Carnival Corp.	9,381	410,043
Chipotle Mexican Grill, Inc. (a)	778	653,886
Marriott International, Inc. - Class A	3,226	401,217
McDonald's Corp.	18,877	4,053,081
Starbucks Corp.	14,909	1,318,254
Yum! Brands, Inc.	7,084	803,538
		7,640,019
HOUSEHOLD DURABLES - 0.1%
Mohawk Industries, Inc. (a)	3,120	387,098

HOUSEHOLD PRODUCTS - 2.0%
Church & Dwight Co., Inc.	4,462	335,721
Clorox Co. (The)	2,852	433,133
Colgate-Palmolive Co.	10,399	764,430
Kimberly-Clark Corp.	3,801	539,932
Procter & Gamble Co. (The)	32,007	3,981,031
		6,054,247
INDUSTRIAL CONGLOMERATES - 0.3%
Roper Technologies, Inc.	2,829	1,008,821

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
INSURANCE - 2.5%
Aflac, Inc.	8,308	$434,675
Allstate Corp. (The)	3,039	330,278
American International Group, Inc.	6,403	356,647
Aon plc	4,556	881,905
Arthur J. Gallagher & Co.	4,367	391,152
Chubb Ltd.	5,335	861,282
Cincinnati Financial Corp.	3,545	413,595
Globe Life, Inc.	6,108	584,902
Marsh & McLennan Cos., Inc.	12,031	1,203,702
MetLife, Inc.	6,692	315,595
Principal Financial Group, Inc.	9,237	527,802
Progressive Corp. (The)	11,913	920,279
Travelers Cos., Inc. (The)	2,024	300,949
		7,522,763
INTERACTIVE MEDIA & SERVICES - 9.1%
Alphabet, Inc. - Class A (a)	5,497	6,712,607
Alphabet, Inc. - Class C (a)	8,586	10,466,334
Facebook, Inc. - Class A (a)	54,765	9,752,551
Twitter, Inc. (a)	12,505	515,206
		27,446,698
INTERNET & DIRECT MARKETING RETAIL - 6.0%
Amazon.com, Inc. (a)	9,286	16,119,660
Booking Holdings, Inc. (a)	710	1,393,453
eBay, Inc.	8,486	330,784
Expedia Group, Inc.	2,852	383,338
		18,227,235
IT SERVICES - 8.0%
Accenture plc - Class A	9,729	1,871,373
Akamai Technologies, Inc. (a)	6,711	613,251
Automatic Data Processing, Inc.	11,168	1,802,738
DXC Technology Co.	12,110	357,245
Fidelity National Information Services, Inc.	6,830	906,751
Fiserv, Inc. (a)	8,820	913,664
FleetCor Technologies, Inc. (a)	1,333	382,278
Gartner, Inc. (a)	3,640	520,484
Mastercard, Inc. - Class A	21,816	5,924,571
Paychex, Inc.	6,525	540,074

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
IT SERVICES - 8.0% (Continued)
PayPal Holdings, Inc. (a)	26,707	$2,766,578
VeriSign, Inc. (a)	2,251	424,606
Visa, Inc. - Class A	41,463	7,132,051
		24,155,664
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Agilent Technologies, Inc.	5,785	443,304
Illumina, Inc. (a)	3,249	988,411
Mettler-Toledo International, Inc. (a)	600	422,640
Thermo Fisher Scientific, Inc.	12,697	3,698,255
Waters Corp. (a)	1,646	367,437
		5,920,047
MACHINERY - 1.0%
Dover Corp.	3,391	337,608
Illinois Tool Works, Inc.	5,781	904,669
Ingersoll-Rand plc	5,595	689,360
Pentair plc	6,950	262,710
Stanley Black & Decker, Inc.	4,056	585,727
Xylem, Inc.	3,720	296,186
		3,076,260
MEDIA - 1.1%
CBS Corp. - Class B	411	16,592
Charter Communications, Inc. - Class A (a)	1,837	757,064
Comcast Corp. - Class A	53,294	2,402,494
		3,176,150
MULTI-LINE RETAIL - 0.2%
Dollar General Corp.	3,510	557,879

OIL, GAS & CONSUMABLE FUELS - 1.9%
Apache Corp.	13,884	355,430
Cabot Oil & Gas Corp.	10,588	186,031
ConocoPhillips	33,065	1,884,044
Devon Energy Corp.	11,664	280,636
Hess Corp.	8,179	494,666
Marathon Oil Corp.	39,780	488,101
Occidental Petroleum Corp.	34,787	1,546,978
ONEOK, Inc.	5,111	376,629
Phillips 66	1,989	203,674
		5,816,189

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
PERSONAL PRODUCTS - 0.2%
Coty, Inc. - Class A	15,370	$161,539
Estée Lauder Cos., Inc. (The) - Class A	2,452	487,825
		649,364
PHARMACEUTICALS - 5.3%
Bristol-Myers Squibb Co.	24,259	1,230,174
Eli Lilly & Co.	23,284	2,603,849
Johnson & Johnson	41,810	5,409,378
Merck & Co., Inc.	66,121	5,566,066
Zoetis, Inc.	8,405	1,047,179
		15,856,646
PROFESSIONAL SERVICES - 0.6%
Equifax, Inc.	4,774	671,559
IHS Markit Ltd. (a)	7,747	518,119
Nielsen Holdings plc	10,461	222,296
Verisk Analytics, Inc.	3,035	479,955
		1,891,929
ROAD & RAIL - 1.6%
CSX Corp.	15,653	1,084,283
Norfolk Southern Corp.	4,255	764,453
Union Pacific Corp.	17,630	2,855,708
		4,704,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Advanced Micro Devices, Inc. (a)	17,446	505,760
Analog Devices, Inc.	4,098	457,870
Broadcom, Inc.	9,079	2,506,440
Intel Corp.	72,384	3,729,947
Microchip Technology, Inc.	3,457	321,190
NVIDIA Corp.	5,454	949,378
Qorvo, Inc. (a)	2,131	157,992
QUALCOMM, Inc.	15,647	1,193,553
Skyworks Solutions, Inc.	6,628	525,269
Texas Instruments, Inc.	15,934	2,059,310
Xilinx, Inc.	4,619	442,962
		12,849,671
SOFTWARE - 11.8%
Adobe, Inc. (a)	10,776	2,976,870
ANSYS, Inc. (a)	1,778	393,578

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
SOFTWARE - 11.8% (Continued)
Autodesk, Inc. (a)	4,626	$683,260
Citrix Systems, Inc.	3,452	333,187
Intuit, Inc.	6,400	1,702,016
Microsoft Corp.	176,931	24,598,717
Oracle Corp.	35,196	1,936,836
salesforce.com, inc. (a)	17,428	2,587,013
Synopsys, Inc. (a)	2,920	400,770
		35,612,247
SPECIALTY RETAIL - 2.6%
AutoZone, Inc. (a)	469	508,687
Home Depot, Inc. (The)	13,415	3,112,548
Lowe's Cos., Inc.	9,809	1,078,598
O'Reilly Automotive, Inc. (a)	1,828	728,476
Ross Stores, Inc.	6,132	673,600
TJX Cos., Inc. (The)	25,363	1,413,734
Ulta Beauty, Inc. (a)	1,400	350,910
		7,866,553
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
NetApp, Inc.	5,407	283,922

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc. - Class B	11,317	1,062,893
VF Corp.	4,295	382,212
		1,445,105
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	16,064	524,811
W.W. Grainger, Inc.	1,963	583,305
		1,108,116
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	4,180	519,281

TOTAL COMMON STOCKS (COST $163,755,034)		$297,562,469

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$475,000	$471,606
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	550,000	541,947
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	903,321
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	200,864
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	550,000	548,112
TOTAL CORPORATE NOTES (COST $2,675,000)				$2,665,850

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (c) (COST $757,639)	757,639	$757,639

TOTAL INVESTMENTS - (COST $167,187,673) - 99.9%		$300,985,958

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		184,670

NET ASSETS - 100.0%		$301,170,628

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$475,000	$471,606	0.1%

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	550,000	541,947	0.2%

Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	903,321	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	200,864	0.1%

Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	548,112	0.2%
		$2,675,000	$2,665,850	0.9%

(c)	The rate shown is the 7-day effective yield as of September 30, 2019.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 0.7%
Echo Global Logistics, Inc. (a)	6,670	$151,075
Forward Air Corp.	6,040	384,869
Hub Group, Inc. - Class A (a)	4,660	216,690
		752,634
AIRLINES - 0.8%
Allegiant Travel Co.	2,220	332,245
Hawaiian Holdings, Inc.	8,210	215,595
SkyWest, Inc.	6,980	400,652
		948,492
AUTO COMPONENTS - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	11,990	98,558
Cooper Tire & Rubber Co.	6,440	168,213
Cooper-Standard Holdings, Inc. (a)	2,550	104,244
Dorman Products, Inc. (a)	4,170	331,682
Fox Factory Holding Corp. (a)	7,010	436,302
Garrett Motion, Inc. (a)	14,830	147,707
Gentherm, Inc. (a)	4,820	198,030
LCI Industries	2,400	220,440
Standard Motor Products, Inc.	3,290	159,729
		1,864,905
AUTOMOBILES - 0.3%
Winnebago Industries, Inc.	7,900	302,965

BANKS - 8.9%
Ameris Bancorp	10,274	413,426
Banc of California, Inc.	10,340	146,208
Banner Corp.	4,150	233,105
Boston Private Financial Holdings, Inc.	10,750	125,291
Brookline Bancorp, Inc.	12,520	184,420
Cadence Bancorp.	16,710	293,093
Central Pacific Financial Corp.	5,690	161,596
City Holding Co.	2,910	221,887
Columbia Banking System, Inc.	8,460	312,174
Community Bank System, Inc.	9,070	559,528
Customers Bancorp, Inc. (a)	6,950	144,143
CVB Financial Corp.	19,330	403,417
Eagle Bancorp, Inc.	5,790	258,350

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BANKS - 8.9% (Continued)
First BanCorp.	38,970	$388,921
First Commonwealth Financial Corp.	12,660	168,125
First Financial Bancorp	13,550	331,636
First Midwest Bancorp, Inc.	13,350	260,058
Glacier Bancorp, Inc.	15,520	627,939
Great Western Bancorp, Inc.	7,950	262,350
Hanmi Financial Corp.	6,740	126,577
Heritage Financial Corp.	6,310	170,118
Hope Bancorp, Inc.	15,300	219,402
Independent Bank Corp.	5,100	380,715
LegacyTexas Financial Group, Inc.	5,590	243,333
NBT Bancorp, Inc.	5,910	216,247
OFG Bancorp	7,240	158,556
Old National Bancorp	19,510	335,670
Opus Bank	6,640	144,553
Pacific Premier Bancorp, Inc.	6,570	204,918
Preferred Bank	2,910	152,426
S&T Bancorp, Inc.	5,970	218,084
Seacoast Banking Corp. of Florida (a)	8,510	215,388
ServisFirst Bancshares, Inc.	10,670	353,710
Simmons First National Corp. - Class A	11,090	276,141
Southside Bancshares, Inc.	4,987	170,107
Tompkins Financial Corp.	2,100	170,373
United Community Banks, Inc.	9,000	255,150
Veritex Holdings, Inc.	13,050	316,658
Westamerica Bancorp.	4,020	249,964
		10,073,757
BIOTECHNOLOGY - 3.0%
Acorda Therapeutics, Inc. (a)	8,750	25,113
AMAG Pharmaceuticals, Inc. (a)	7,730	89,282
Anika Therapeutics, Inc. (a)	6,520	357,883
Arrowhead Pharmaceuticals, Inc. (a)	14,900	419,882
Cytokinetics, Inc. (a)	16,380	186,404
Eagle Pharmaceuticals, Inc. (a)	3,150	178,196
Emergent BioSolutions, Inc. (a)	6,500	339,820
Enanta Pharmaceuticals, Inc. (a)	2,990	179,639
Genomic Health, Inc. (a)	4,140	280,775
Momenta Pharmaceuticals, Inc. (a)	14,740	191,030

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BIOTECHNOLOGY - 3.0% (Continued)
Myriad Genetics, Inc. (a)	13,480	$385,932
Progenics Pharmaceuticals, Inc. (a)	28,980	146,494
REGENXBIO, Inc. (a)	3,410	121,396
Spectrum Pharmaceuticals, Inc. (a)	15,240	126,416
Vanda Pharmaceuticals, Inc. (a)	7,380	98,006
Xencor, Inc. (a)	8,640	291,427
		3,417,695
BUILDING PRODUCTS - 2.5%
AAON, Inc.	9,750	447,915
American Woodmark Corp. (a)	2,505	222,720
Apogee Enterprises, Inc.	4,720	184,033
Gibraltar Industries, Inc. (a)	10,440	479,614
Insteel Industries, Inc.	5,610	115,173
Patrick Industries, Inc. (a)	4,460	191,245
PGT Innovations, Inc. (a)	9,430	162,856
Quanex Building Products Corp.	11,930	215,694
Simpson Manufacturing Co., Inc.	7,730	536,230
Universal Forest Products, Inc.	7,950	317,046
		2,872,526
CAPITAL MARKETS - 1.1%
Blucora, Inc. (a)	6,450	139,578
Donnelley Financial Solutions, Inc. (a)	10,660	131,331
Greenhill & Co., Inc.	6,880	90,266
INTL FCStone, Inc. (a)	4,090	167,935
Piper Jaffray Cos.	2,460	185,681
Virtus Investment Partners, Inc.	1,600	176,912
Waddell & Reed Financial, Inc. - Class A	10,140	174,205
WisdomTree Investments, Inc.	23,400	122,265
		1,188,173
CHEMICALS - 2.5%
Balchem Corp.	4,700	466,193
H.B. Fuller Co.	7,040	327,782
Innospec, Inc.	5,910	526,817
Kraton Corp. (a)	6,500	209,885
Livent Corp. (a)	18,370	122,895
Quaker Chemical Corp.	2,310	365,303
Rayonier Advanced Materials, Inc.	11,460	49,622
Stepan Co.	3,960	384,358

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
CHEMICALS - 2.5% (Continued)
Trinseo S.A.	7,990	$343,171
		2,796,026
COMMERCIAL SERVICES & SUPPLIES - 2.5%
ABM Industries, Inc.	13,350	484,872
Brady Corp. - Class A	14,170	751,719
Interface, Inc.	10,700	154,508
Matthews International Corp. - Class A	5,810	205,616
Mobile Mini, Inc.	5,870	216,368
Pitney Bowes, Inc.	17,890	81,757
R.R. Donnelley & Sons Co.	30,530	115,098
UniFirst Corp.	2,490	485,849
US Ecology, Inc.	3,510	224,429
Viad Corp.	1,980	132,957
		2,853,173
COMMUNICATIONS EQUIPMENT - 1.2%
ADTRAN, Inc.	14,390	163,255
Applied Optoelectronics, Inc. (a)	19,220	215,648
CalAmp Corp. (a)	9,400	108,288
Harmonic, Inc. (a)	31,980	210,428
NETGEAR, Inc. (a)	4,710	151,756
Viavi Solutions, Inc. (a)	37,780	529,109
		1,378,484
CONSTRUCTION & ENGINEERING - 0.8%
Aegion Corp. (a)	7,920	169,330
Arcosa, Inc.	11,690	399,915
Comfort Systems USA, Inc.	4,810	212,746
MYR Group, Inc. (a)	4,650	145,498
		927,489
CONSTRUCTION MATERIALS - 0.2%
U.S. Concrete, Inc. (a)	3,620	200,114

CONSUMER FINANCE - 0.7%
Encore Capital Group, Inc. (a)	6,580	219,278
Enova International, Inc. (a)	7,260	150,645
PRA Group, Inc. (a)	6,920	233,827
World Acceptance Corp. (a)	1,600	204,016
		807,766

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.2%
Myers Industries, Inc.	10,200	$180,030

DIVERSIFIED CONSUMER SERVICES - 0.8%
American Public Education, Inc. (a)	5,580	124,657
Career Education Corp. (a)	11,680	185,595
Regis Corp. (a)	7,340	148,415
Strategic Education, Inc.	3,580	486,451
		945,118
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
ATN International, Inc.	3,340	194,956
Cincinnati Bell, Inc. (a)	13,530	68,597
Cogent Communications Holdings, Inc.	6,040	332,804
Consolidated Communications Holdings, Inc.	10,470	49,837
Iridium Communications, Inc. (a)	16,070	341,970
Vonage Holdings Corp. (a)	27,790	314,027
		1,302,191
ELECTRICAL EQUIPMENT - 0.5%
AZZ, Inc.	7,130	310,583
Encore Wire Corp.	3,540	199,231
		509,814
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
Anixter International, Inc. (a)	3,970	274,406
Arlo Technologies, Inc. (a)	48,227	164,454
Badger Meter, Inc.	5,090	273,333
Benchmark Electronics, Inc.	8,020	233,061
CTS Corp.	6,010	194,484
Daktronics, Inc.	20,710	152,943
ePlus, Inc. (a)	2,280	173,485
Fabrinet (a)	7,070	369,761
FARO Technologies, Inc. (a)	3,280	158,588
II-VI, Inc. (a)	4,527	159,394
Insight Enterprises, Inc. (a)	5,560	309,636
Itron, Inc. (a)	4,950	366,102
KEMET Corp.	8,220	149,440
Knowles Corp. (a)	18,120	368,561
Methode Electronics, Inc.	4,360	146,670

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6% (Continued)
MTS Systems Corp.	3,280	$181,220
OSI Systems, Inc. (a)	2,550	258,978
Plexus Corp. (a)	4,900	306,299
Rogers Corp. (a)	2,710	370,484
Sanmina Corp. (a)	8,760	281,284
ScanSource, Inc. (a)	4,820	147,251
TTM Technologies, Inc. (a)	16,420	200,242
		5,240,076
ENERGY EQUIPMENT & SERVICES - 2.8%
Archrock, Inc.	21,360	212,959
C&J Energy Services, Inc. (a)	14,350	153,975
DMC Global, Inc.	2,120	93,238
Dril-Quip, Inc. (a)	6,340	318,141
Era Group, Inc. (a)	15,280	161,357
Exterran Corp. (a)	12,820	167,429
Helix Energy Solutions Group, Inc. (a)	34,270	276,216
KLX Energy Services Holdings, Inc. (a)	17,530	151,547
Matrix Service Co. (a)	6,490	111,239
Nabors Industries Ltd.	123,570	231,076
Newpark Resources, Inc. (a)	26,460	201,625
Noble Corp. plc (a)	69,870	88,735
Oil States International, Inc. (a)	9,680	128,744
RPC, Inc.	39,100	219,351
SEACOR Holdings, Inc. (a)	3,470	163,333
TETRA Technologies, Inc. (a)	68,090	136,861
U.S. Silica Holdings, Inc.	13,680	130,781
Unit Corp. (a)	53,110	179,512
Valaris plc (a)	16,830	80,952
		3,207,071
ENTERTAINMENT - 0.1%
Marcus Corp. (The)	3,960	146,560

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
Acadia Realty Trust	9,380	268,080
Agree Realty Corp.	6,430	470,354
American Assets Trust, Inc.	6,220	290,723

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6% (Continued)
Armada Hoffler Properties, Inc.	8,590	$155,393
CareTrust REIT, Inc.	16,990	399,350
CBL & Associates Properties, Inc.	190,510	245,758
Chatham Lodging Trust	7,580	137,577
Community Healthcare Trust, Inc.	21,560	960,498
DiamondRock Hospitality Co.	24,980	256,045
Four Corners Property Trust, Inc.	9,270	262,156
Franklin Street Properties Corp.	20,600	174,276
Getty Realty Corp.	3,980	127,599
Global Net Lease, Inc.	8,930	174,135
Hersha Hospitality Trust	7,500	111,600
Independence Realty Trust, Inc.	16,080	230,105
Innovative Industrial Properties, Inc.	1,460	134,860
iStar, Inc.	14,210	185,440
Kite Realty Group Trust	10,900	176,035
Lexington Realty Trust	19,510	199,978
LTC Properties, Inc.	4,560	233,563
National Storage Affiliates Trust	7,930	264,624
Office Properties Income Trust	8,140	249,410
Pennsylvania Real Estate Investment Trust	41,560	237,723
Retail Opportunity Investments Corp.	14,670	267,434
Saul Centers, Inc.	3,160	172,252
Summit Hotel Properties, Inc.	18,710	217,036
Universal Health Realty Income Trust	1,650	169,620
Washington Prime Group, Inc.	52,400	216,936
Washington Real Estate Investment Trust	8,120	222,163
Xenia Hotels & Resorts, Inc.	14,130	298,426
		7,509,149
FOOD & STAPLES RETAILING - 1.1%
Andersons, Inc. (The)	8,590	192,673
Chefs' Warehouse, Inc. (The) (a)	19,440	783,821
SpartanNash Co.	9,300	110,019
United Natural Foods, Inc. (a)	10,590	121,997
		1,208,510
FOOD PRODUCTS - 1.1%
Calavo Growers, Inc.	2,150	204,637
Cal-Maine Foods, Inc.	7,730	308,852

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
FOOD PRODUCTS - 1.1% (Continued)
Darling Ingredients, Inc. (a)	28,470	$544,631
John B. Sanfilippo & Son, Inc.	1,410	136,206
		1,194,326
GAS UTILITIES - 1.1%
Northwest Natural Holdings Co.	8,330	594,262
South Jersey Industries, Inc.	18,210	599,291
		1,193,553
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
AngioDynamics, Inc. (a)	7,230	133,177
Cardiovascular Systems, Inc. (a)	8,070	383,486
CryoLife, Inc. (a)	3,830	103,985
Heska Corp. (a)	2,880	204,106
Integer Holdings Corp. (a)	4,140	312,818
Invacare Corp.	23,550	176,625
LeMaitre Vascular, Inc.	5,160	176,369
Meridian Bioscience, Inc.	9,350	88,732
Merit Medical Systems, Inc. (a)	7,720	235,151
Mesa Laboratories, Inc.	460	109,374
Neogen Corp. (a)	6,993	476,293
OraSure Technologies, Inc. (a)	13,990	104,505
Orthofix Medical, Inc. (a)	3,650	193,523
Tactile Systems Technology, Inc. (a)	2,490	105,377
		2,803,521
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Addus HomeCare Corp. (a)	2,750	218,020
AMN Healthcare Services, Inc. (a)	6,420	369,535
BioTelemetry, Inc. (a)	4,540	184,914
CorVel Corp. (a)	2,400	181,680
Diplomat Pharmacy, Inc. (a)	52,730	258,377
Ensign Group, Inc. (The)	6,850	324,895
LHC Group, Inc. (a)	4,050	459,918
Magellan Health, Inc. (a)	3,260	202,446
Owens & Minor, Inc.	22,720	132,003
Select Medical Holdings Corp. (a)	35,150	582,436
Tivity Health, Inc. (a)	8,628	143,484
U.S. Physical Therapy, Inc.	2,050	267,628
		3,325,336

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
HEALTH CARE TECHNOLOGY - 1.2%
HealthStream, Inc. (a)	5,690	$147,314
HMS Holdings Corp. (a)	11,250	387,731
NextGen Healthcare, Inc. (a)	9,550	149,648
Omnicell, Inc. (a)	5,710	412,662
Tabula Rasa HealthCare, Inc. (a)	4,720	259,317
		1,356,672
HOTELS, RESTAURANTS & LEISURE - 1.9%
Bloomin' Brands, Inc.	12,830	242,872
Chuy's Holdings, Inc. (a)	6,790	168,121
Dave & Buster's Entertainment, Inc.	5,310	206,825
Dine Brands Global, Inc.	3,140	238,200
Fiesta Restaurant Group, Inc. (a)	9,220	96,072
Red Robin Gourmet Burgers, Inc. (a)	4,050	134,703
Shake Shack, Inc. - Class A (a)	4,080	400,003
Wingstop, Inc.	7,250	632,780
		2,119,576
HOUSEHOLD DURABLES - 3.0%
Cavco Industries, Inc. (a)	1,410	270,847
Ethan Allen Interiors, Inc.	6,730	128,543
Installed Building Products, Inc. (a)	5,020	287,847
iRobot Corp. (a)	4,940	304,650
La-Z-Boy, Inc.	6,970	234,122
LGI Homes, Inc. (a)	3,740	311,617
M.D.C. Holdings, Inc.	16,114	694,513
M/I Homes, Inc. (a)	5,860	220,629
TopBuild Corp. (a)	4,720	455,150
Universal Electronics, Inc. (a)	4,730	240,757
William Lyon Homes - Class A (a)	10,120	206,043
		3,354,718
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. - Class A (a)	6,730	186,589
WD-40 Co.	3,260	598,341
		784,930
INDUSTRIAL CONGLOMERATES - 0.2%
Raven Industries, Inc.	7,150	239,239

INSURANCE - 3.0%
Ambac Financial Group, Inc. (a)	8,260	161,483

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
INSURANCE - 3.0% (Continued)
American Equity Investment Life Holding Co.	18,710	$452,782
AMERISAFE, Inc.	3,030	200,313
eHealth, Inc. (a)	3,080	205,713
Employers Holdings, Inc.	4,660	203,083
Horace Mann Educators Corp.	5,380	249,255
James River Group Holdings Ltd.	4,540	232,630
ProAssurance Corp.	9,820	395,451
RLI Corp.	7,580	704,258
Safety Insurance Group, Inc.	1,790	181,381
Stewart Information Services Corp.	3,830	148,566
United Fire Group, Inc.	3,020	141,880
Universal Insurance Holdings, Inc.	4,480	134,355
		3,411,150
INTERACTIVE MEDIA & SERVICES - 0.1%
QuinStreet, Inc. (a)	6,800	85,612

INTERNET & DIRECT MARKETING RETAIL - 0.4%
PetMed Express, Inc.	5,520	99,470
Shutterstock, Inc. (a)	4,940	178,433
Stamps.com, Inc. (a)	2,760	205,482
		483,385
IT SERVICES - 2.8%
Cardtronics plc - Class A (a)	6,690	202,306
CSG Systems International, Inc.	16,050	829,464
EVERTEC, Inc.	10,810	337,488
ExlService Holdings, Inc. (a)	5,430	363,593
NIC, Inc.	11,920	246,148
Perficient, Inc. (a)	7,030	271,217
Sykes Enterprises, Inc. (a)	8,000	245,120
TTEC Holdings, Inc.	5,360	256,637
Unisys Corp. (a)	10,560	78,461
Virtusa Corp. (a)	10,050	362,001
		3,192,435
LEISURE PRODUCTS - 0.2%
Callaway Golf Co.	14,230	276,204

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Cambrex Corp. (a)	5,105	$303,747
Luminex Corp.	9,510	196,382
Medpace Holdings, Inc. (a)	5,530	464,741
NeoGenomics, Inc. (a)	18,890	361,177
		1,326,047
MACHINERY - 6.3%
Actuant Corp. - Class A	13,840	303,650
Alamo Group, Inc.	1,800	211,896
Astec Industries, Inc.	4,300	133,730
Barnes Group, Inc.	6,120	315,425
Briggs & Stratton Corp.	20,550	124,533
Chart Industries, Inc. (a)	6,330	394,739
EnPro Industries, Inc.	5,320	365,218
ESCO Technologies, Inc.	3,220	256,183
Federal Signal Corp.	13,370	437,734
Franklin Electric Co., Inc.	7,820	373,874
Greenbrier Cos., Inc. (The)	4,200	126,504
Harsco Corp. (a)	14,500	274,920
Hillenbrand, Inc.	12,210	377,045
John Bean Technologies Corp.	5,305	527,476
Lindsay Corp.	2,190	203,341
Lydall, Inc. (a)	6,730	167,644
Mueller Industries, Inc.	12,020	344,734
Proto Labs, Inc. (a)	4,900	500,290
SPX Corp. (a)	6,750	270,067
SPX FLOW, Inc. (a)	5,660	223,344
Standex International Corp.	1,630	118,892
Tennant Co.	2,930	207,151
Wabash National Corp.	11,190	162,367
Watts Water Technologies, Inc. - Class A	7,090	664,546
		7,085,303
MARINE - 0.2%
Matson, Inc.	5,550	208,181

MEDIA - 0.5%
E.W. Scripps Co. (The) - Class A	9,180	121,910
Gannett Co., Inc.	17,040	183,010
New Media Investment Group, Inc.	11,490	101,227

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
MEDIA - 0.5% (Continued)
Scholastic Corp.	4,200	$158,592
		564,739
METALS & MINING - 0.2%
AK Steel Holding Corp. (a)	52,500	119,175
Olympic Steel, Inc.	9,490	136,656
		255,831
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
Apollo Commercial Real Estate Finance, Inc.	22,000	421,740
ARMOUR Residential REIT, Inc.	6,680	111,890
Capstead Mortgage Corp.	12,570	92,390
Invesco Mortgage Capital, Inc.	18,730	286,756
New York Mortgage Trust, Inc.	24,280	147,865
PennyMac Mortgage Investment Trust	15,630	347,455
Redwood Trust, Inc.	9,390	154,090
		1,562,186
MULTI-LINE RETAIL - 0.3%
Big Lots, Inc.	10,440	255,780
J. C. Penney Co., Inc. (a)	113,750	101,112
		356,892
MULTI-UTILITIES - 0.6%
Avista Corp.	12,930	626,329

OIL, GAS & CONSUMABLE FUELS - 0.6%
Denbury Resources, Inc. (a)	171,990	204,668
Green Plains, Inc.	12,000	127,140
Par Pacific Holdings, Inc. (a)	7,570	173,050
Range Resources Corp.	24,490	93,552
Renewable Energy Group, Inc. (a)	8,270	124,091
		722,501
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Co.	13,960	454,956
Clearwater Paper Corp. (a)	5,150	108,768
Neenah, Inc.	2,500	162,800
		726,524
PERSONAL PRODUCTS - 0.7%
Avon Products, Inc. (a)	65,260	287,144
Inter Parfums, Inc.	3,980	278,481

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
PERSONAL PRODUCTS - 0.7% (Continued)
Medifast, Inc.	1,770	$183,425
		749,050
PHARMACEUTICALS - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	7,700	152,691
Assertio Therapeutics, Inc. (a)	32,170	41,177
Endo International plc (a)	25,330	81,309
Innoviva, Inc. (a)	9,270	97,706
Medicines Co. (The) (a)	9,540	477,000
Supernus Pharmaceuticals, Inc. (a)	7,020	192,910
		1,042,793
PROFESSIONAL SERVICES - 2.1%
Exponent, Inc.	8,210	573,879
FTI Consulting, Inc. (a)	7,170	759,948
Kelly Services, Inc. - Class A	6,880	166,634
Korn Ferry	7,500	289,800
Navigant Consulting, Inc.	14,710	411,144
TrueBlue, Inc. (a)	7,400	156,140
		2,357,545
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Marcus & Millichap, Inc. (a)	6,190	219,683
RE/MAX Holdings, Inc. - Class A	4,300	138,288
		357,971
ROAD & RAIL - 1.0%
ArcBest Corp.	8,470	257,911
Heartland Express, Inc.	14,760	317,488
Marten Transport Ltd.	8,500	176,630
Saia, Inc. (a)	3,430	321,391
		1,073,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Advanced Energy Industries, Inc. (a)	6,290	361,109
Axcelis Technologies, Inc. (a)	7,890	134,840
Brooks Automation, Inc.	10,020	371,041
Cabot Microelectronics Corp.	3,830	540,834
CEVA, Inc. (a)	4,260	127,203
Cohu, Inc.	12,450	168,137
Diodes, Inc. (a)	6,230	250,134

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0% (Continued)
FormFactor, Inc. (a)	13,950	$260,098
Ichor Holdings Ltd. (a)	7,950	192,231
Kulicke & Soffa Industries, Inc.	9,850	231,278
MaxLinear, Inc. (a)	8,600	192,468
Nanometrics, Inc. (a)	5,130	167,341
Power Integrations, Inc.	4,030	364,433
Rambus, Inc. (a)	13,445	176,466
Rudolph Technologies, Inc. (a)	7,110	187,420
SolarEdge Technologies, Inc. (a)	8,140	681,481
Xperi Corp.	7,580	156,754
		4,563,268
SOFTWARE - 2.4%
8x8, Inc. (a)	14,170	293,602
Agilysys, Inc. (a)	6,190	158,526
Alarm.com Holdings, Inc. (a)	4,690	218,742
Bottomline Technologies (de), Inc. (a)	5,320	209,342
Ebix, Inc.	3,880	163,348
LivePerson, Inc. (a)	9,500	339,150
MicroStrategy, Inc. - Class A (a)	1,390	206,234
Monotype Imaging Holdings, Inc.	8,820	174,724
Progress Software Corp.	6,410	243,965
Qualys, Inc. (a)	4,580	346,111
SPS Commerce, Inc. (a)	4,780	224,995
TiVo Corp.	17,170	130,749
		2,709,488
SPECIALTY RETAIL - 3.9%
Abercrombie & Fitch Co. - Class A	13,550	211,380
Asbury Automotive Group, Inc. (a)	3,100	317,223
Boot Barn Holdings, Inc. (a)	4,560	159,144
Caleres, Inc.	6,100	142,801
Chico's FAS, Inc.	24,560	98,977
Children's Place, Inc. (The)	2,440	187,856
Designer Brands, Inc. - Class A	9,020	154,422
Express, Inc. (a)	22,080	75,955
GameStop Corp. - Class A	10,930	60,334
Genesco, Inc. (a)	3,550	142,071
Group 1 Automotive, Inc.	3,050	281,545

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
SPECIALTY RETAIL - 3.9% (Continued)
Guess?, Inc.	9,260	$171,588
Hibbett Sports, Inc. (a)	9,960	228,084
Lithia Motors, Inc. - Class A	2,810	371,988
Lumber Liquidators Holdings, Inc. (a)	11,530	113,801
MarineMax, Inc. (a)	7,260	112,385
Monro, Inc.	4,500	355,545
Office Depot, Inc.	76,770	134,731
RH (a)	3,490	596,197
Sleep Number Corp. (a)	3,400	140,488
Tailored Brands, Inc.	11,680	51,392
Vitamin Shoppe, Inc. (a)	50,200	327,304
		4,435,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
3D Systems Corp. (a)	17,030	138,794
Diebold Nixdorf, Inc. (a)	24,970	279,664
		418,458
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Crocs, Inc. (a)	10,300	285,928
Fossil Group, Inc. (a)	7,830	97,953
G-III Apparel Group Ltd. (a)	5,110	131,685
Kontoor Brands, Inc.	12,890	452,439
Movado Group, Inc.	4,320	107,395
Oxford Industries, Inc.	1,855	133,003
Steven Madden Ltd.	11,935	427,154
Wolverine World Wide, Inc.	13,500	381,510
		2,017,067
THRIFTS & MORTGAGE FINANCE - 1.9%
Axos Financial, Inc. (a)	7,150	197,697
Dime Community Bancshares, Inc.	7,730	165,499
HomeStreet, Inc. (a)	5,810	158,729
Meta Financial Group, Inc.	6,750	220,118
NMI Holdings, Inc. - Class A (a)	14,580	382,871
Northwest Bancshares, Inc.	23,090	378,445
Provident Financial Services, Inc.	9,430	231,318
TrustCo Bank Corp.	23,830	194,215
Walker & Dunlop, Inc.	4,340	242,736
		2,171,628

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Applied Industrial Technologies, Inc.	8,380	$475,984
DXP Enterprises, Inc. (a)	4,230	146,865
GMS, Inc. (a)	3,860	110,859
Veritiv Corp. (a)	5,420	97,994
		831,702
WATER UTILITIES - 1.1%
American States Water Co.	7,920	711,691
California Water Service Group	11,000	582,230
		1,293,921

TOTAL COMMON STOCKS (COST $105,808,050)		$111,909,430

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$173,749
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	70,000	68,975
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	331,218
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	330,000	331,426
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	60,000	59,794
TOTAL CORPORATE NOTES (COST $965,000)				$965,162

TOTAL INVESTMENTS - (COST $106,773,050) - 99.8%				$112,874,592

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				249,292

NET ASSETS - 100.0%				$113,123,884

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.500%, 06/15/20	06/15/17	$175,000	$173,749	0.1%

Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	70,000	68,975	0.1%

Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	331,218	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	331,426	0.3%

Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	59,794	0.1%
		$965,000	$965,162	0.9%

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
September 30, 2019 (Unaudited)

MUTUAL FUNDS - 99.9%	Shares	Fair Value
DEBT FUND - 70.2%
Praxis Impact Bond Fund - Class I	1,667,268	$17,823,091

EQUITY FUND - 29.7%
Praxis Growth Index Fund - Class I	85,735	2,316,556
Praxis International Index Fund - Class I	208,303	2,262,169
Praxis Small Cap Index Fund - Class I	68,070	624,880
Praxis Value Index Fund - Class I	164,227	2,335,307
		7,538,912

TOTAL MUTUAL FUNDS (COST $22,050,983)		$25,362,003

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (b) (COST $5,887)	5,887	$5,887

TOTAL INVESTMENTS - (COST $22,056,870) - 99.9%		$25,367,890

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		31,368

NET ASSETS - 100.0%		$25,399,258

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
September 30, 2019 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 40.3%
Praxis Impact Bond Fund - Class I	2,973,455	$31,786,235

EQUITY FUND - 59.7%
Praxis Growth Index Fund - Class I	463,316	12,518,802
Praxis International Index Fund - Class I	1,298,514	14,101,863
Praxis Small Cap Index Fund - Class I	849,437	7,797,834
Praxis Value Index Fund - Class I	887,454	12,619,593
		47,038,092

TOTAL MUTUAL FUNDS (COST $62,624,269)		$78,824,327

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (b) (COST $535)	535	$535

TOTAL INVESTMENTS - (COST $62,624,804) - 100.0%		$78,824,862

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		7,141

NET ASSETS - 100.0%		$78,832,003

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
September 30, 2019 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 20.2%
Praxis Impact Bond Fund - Class I	1,313,625	$14,042,649

EQUITY FUND - 79.8%
Praxis Growth Index Fund - Class I	524,276	14,165,930
Praxis International Index Fund - Class I	1,530,735	16,623,777
Praxis Small Cap Index Fund - Class I	1,125,817	10,335,005
Praxis Value Index Fund - Class I	1,004,267	14,280,678
		55,405,390

TOTAL MUTUAL FUNDS (COST $52,246,497)		$69,448,039

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 1.87% (b) (COST $263)	263	$263

TOTAL INVESTMENTS - (COST $52,246,760) - 100.0%		$69,448,302

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(11,733)

NET ASSETS - 100.0%		$69,436,569

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments

September 30, 2019 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2019, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2019, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2019, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$7,329,543	$-	$7,329,543
Municipal Bonds	-	8,233,438	-	8,233,438
Corporate Bonds	-	217,921,894	-	217,921,894
Corporate Notes	-	5,396,407	-	5,396,407
Foreign Governments	-	48,293,109	-	48,293,109
Commercial Mortgage Backed Securities	-	3,014,691	-	3,014,691
U.S. Government Agencies	-	255,501,832	-	255,501,832
Money Market Funds	23,799,639	-	-	23,799,639
Investment Companies	3,546,972	-	-	3,546,972
Total Investments	$27,346,611	$545,690,914	$-	$573,037,525

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$183,836,565	$84,391,179	$-	$268,227,744
Preferred Stocks	1,616,802	-	-	1,616,802
Corporate Notes	-	2,426,469	-	2,426,469
Money Market Funds	2,046,593	-	-	2,046,593
Total Investments	$187,499,960	$86,817,648	$-	$274,317,608

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$228,860,964	$-	$-	$228,860,964
Corporate Notes	-	1,977,923	-	1,977,923
Money Market Funds	1,030,424	-	-	1,030,424
Total Investments	$229,891,388	$1,977,923	$-	$231,869,311

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$297,562,469	$-	$-	$297,562,469
Corporate Notes	-	2,665,850	-	2,665,850
Money Market Funds	757,639	-	-	757,639
Total Investments	$298,320,108	$2,665,850	$-	$300,985,958

Praxis Small Cap Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$111,909,430	$-	$-	$111,909,430
Corporate Notes	-	965,162	-	965,162
Total Investments	$111,909,430	$965,162	$-	$112,874,592

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$25,362,003	$-	$-	$25,362,003
Money Market Funds	5,887	-	-	5,887
Total Investments	$25,367,890	$-	$-	$25,367,890

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$78,824,327	$-	$-	$78,824,327
Money Market Funds	535	-	-	535
Total Investments	$78,824,862	$-	$-	$78,824,862

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$69,448,039	$-	$-	$69,448,039
Money Market Funds	263	-	-	263
Total Investments	$69,448,302	$-	$-	$69,448,302

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. The Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2019.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.